UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/15

The following N-CSR relates only to Dreyfus Strategic Beta Emerging Markets Equity Fund, Dreyfus Strategic Beta Global Equity Fund and Dreyfus Strategic Beta U.S. Equity Fund and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for this series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Strategic Beta Emerging
Markets Equity Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
34	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta Emerging
Markets Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C.Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers.

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 5.16%, Class C shares returned 4.77%, Class I shares returned 5.28%, and Class Y shares returned 5.28%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (“MSCI EM Index”), produced a 3.92% total return.2

Stocks in the world’s emerging markets gained a moderate degree of value, on average, amid changing economic expectations and heightened market turbulence over the reporting period.The fund produced higher returns than its benchmark, mainly due to successful security selections in the financials and industrials sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located in emerging market countries.

We use a proprietary, quantitative “strategic beta” strategy to identify attractively valued stocks of emerging market companies.We assign portfolio weightings based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest; taxation; depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. (In contrast, most market indices assign weightings based on market capitalization.) Next, we rank companies based on the quality and growth of their earnings.We typically exclude companies with the lowest earnings quality and earnings growth metrics. We attempt to manage risk by diversifying across companies, industries, and countries.The fund’s portfolio is rebalanced semiannually.

Emerging Markets Produced Divergent Results

Emerging market stocks produced mixed returns during the reporting period as economic conditions diverged from one region to another. Some markets, such as

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Russia and Brazil, continued to encounter pronounced weakness stemming from economic and geopolitical concerns. Russia proved vulnerable to plummeting oil prices and sanctions imposed over its conflict with Ukraine, while Brazil’s economy contracted in the midst of a scandal surrounding the country’s largest oil company. India — which had advanced strongly after electing more pro-business government leadership in 2014 — stumbled late in the reporting period despite sound underlying fundamentals when investors sought more attractive values elsewhere.

In contrast, Chinese stocks gained value when monetary policymakers implemented more aggressively accommodative policies, including two reductions in short-term interest rates during the reporting period. Investor sentiment in China also was buoyed when officials relaxed restrictions on property-market transactions and opened local financial markets to greater foreign investment. South Korea and Taiwan also fared well due to expectations of increased exports to the United States as their currencies depreciated sharply against the U.S. dollar.

It should be noted that emerging equity markets generally lagged their counterparts in more developed countries over the reporting period.

Disciplined Process Bolstered Relative Results

The fund participated more than fully in the emerging markets’ moderate gains during the reporting period, as its valuation, earnings growth, and earnings quality metrics all proved effective. Relative results were particularly buoyed by industrial stocks such as China Railway Group and China Railway Construction Group, which gained value after the government encouraged a merger between the former rivals and indicated that spending on railway infrastructure would rise. Meanwhile, financial services provider Bank of China climbed in anticipation of greater overseas business generated by rising trade with Europe.

On a more negative note, the fund’s relative performance was dampened to a degree by an underweighted position in Chinese Internet company Tencent Holdings, which gained value as its social media platform became increasingly popular. Likewise, underweighted exposure to South Africa-based media group Naspers, whose value is significantly derived from its large ownership stake in Tencent Holdings, also weighed on relative results. In Russia, energy producer Gazprom suffered amid falling oil prices and economic sanctions.

4

Focusing on Quality, Value, and Growth

Although we employ a quantitative process that does not directly consider macroeconomic factors, it is worth noting that we believe some emerging markets appear poised for recovery, while others have remained mired in economic weakness. As of the end of the reporting period, our models have identified an ample number of opportunities meeting our valuation, earnings growth, and earnings quality criteria in the energy and telecommunications services sectors. In contrast, stocks of consumer discretionary companies and financial institutions currently appear richly valued, in our opinion. On a country basis, the fund held overweighted exposure to China and Russia and underweighted positions in India and Malaysia as of the end of the reporting period.

May 15, 2015

Equity securities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International Emerging Markets (MSCI EM) Index is a market capitalization-
weighted index composed of companies representative of the market structure of select designated emerging market countries in Europe, Latin America,Africa,Asia and the Middle East. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.09	$8.89	$3.82	$3.82
Ending value (after expenses)	$1,051.60	$1,047.70	$1,052.80	$1,052.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.01	$8.75	$3.76	$3.76
Ending value (after expenses)	$1,019.84	$1,016.12	$1,021.08	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for
Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—93.8%	Shares		Value ($)
Brazil—3.5%
B2W Cia Digital	100	[a]	908
Banco Bradesco	1,320		13,161
Banco do Brasil	2,500		22,088
BB Seguridade Participacoes	900		10,530
BM&FBovespa	3,500		14,416
BR Malls Participacoes	200		1,089
BRF	700		14,962
CCR	1,200		6,611
Centrais Eletricas Brasileiras	3,500		8,480
CETIP	200		2,293
Cia de Saneamento Basico do Estado de Sao Paulo	1,000		5,908
Cielo	1,440		20,045
CPFL Energia	826		5,444
Cyrela Brazil Realty	400		1,557
Duratex	500		1,409
EcoRodovias Infraestrutura e Logistrica	700		2,061
EDP—Energias do Brasil	1,800		6,840
Embraer	1,000		7,800
Estacio Participacoes	200		1,208
Fibria Celulose	300	[a]	4,207
Hypermarcas	300	[a]	1,979
JBS	4,000		20,631
Klabin	700		4,293
Kroton Educacional	200		730
Localiza Rent a Car	200		2,331
Lojas Americanas	200		876
Lojas Renner	300		10,460
Natura Cosmeticos	400		3,824
OdontoPrev	600		2,091
Porto Seguro	500		6,255
Qualicorp	200	[a]	1,646
Raia Drogasil	300		3,405
Souza Cruz	1,200		10,953
Sul America	1,400		6,598
Tim Participacoes	1,100		3,523

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Brazil (continued)
Totvs	200		2,311
Tractebel Energia	600		7,109
Transmissora Alianca de Energia Eletrica	1,100		7,240
Ultrapar Participacoes	1,400		32,220
WEG	1,000		5,327
			284,819
Chile—.9%
Aguas Andinas, Cl. A	11,854		6,978
Banco de Chile	56,773		6,581
Banco de Credito e Inversiones	33		1,646
Banco Santander Chile	210,431		11,250
Cencosud	1,749		4,532
Cia Cervecerias Unidas	117		1,259
Colbun	8,331		2,515
CorpBanca	65,014		737
Empresas Copec	1,529		17,606
Enersis	36,205		12,608
LATAM Airlines Group	471	[a]	4,527
Vina Concha y Toro	821		1,672
			71,911
China—24.0%
Agile Property Holdings	6,000		5,024
Agricultural Bank of China, Cl. H	30,000		16,945
Aluminum Corp. of China, Cl. H	14,000	[a]	9,063
Anhui Conch Cement, Cl. H	3,500		14,218
ANTA Sports Products	3,000		6,605
AviChina Industry & Technology, Cl. H	4,000		4,541
Bank of China, Cl. H	310,000		212,935
Bank of Communications, Cl. H	9,000		9,243
BBMG, Cl. H	2,500		3,101
Beijing Capital International Airport, Cl. H	4,000		4,251
China BlueChemical, Cl. H	6,000		2,676
China CITIC Bank, Cl. H	19,000		17,269
China Communications Construction, Cl. H	13,000		23,728
China Construction Bank, Cl. H	238,000		231,620
China Huishan Dairy Holdings	3,000		641

8

Common Stocks (continued)	Shares		Value ($)
China (continued)
China International Marine Containers Group, Cl. H	2,200		5,933
China Life Insurance, Cl. H	8,000		38,800
China Merchants Bank, Cl. H	6,500		19,651
China Minsheng Banking, Cl. H	9,500		13,923
China National Building Material, Cl. H	12,000		14,591
China Oilfield Services, Cl. H	4,000		8,241
China Pacific Insurance Group, Cl. H	3,000		16,345
China Petroleum & Chemical, Cl. H	144,000		135,896
China Railway Construction, Cl. H	32,500		64,873
China Railway Group, Cl. H	59,000		82,809
China Shenhua Energy, Cl. H	12,000		31,176
China Telecom, Cl. H	26,000		19,236
China Vanke, Cl. H	5,200	[a]	13,840
Chongqing Changan Automobile, Cl. B	1,400		4,587
Chongqing Rural Commercial Bank, Cl. H	5,000		4,473
CITIC Securities, Cl. H	500		2,220
CNOOC	46,000		78,408
Country Garden Holdings	16,000		8,661
CSPC Pharmaceutical Group	2,000		2,078
CSR, Cl. H	6,000		11,570
Datang International Power Generation, Cl. H	16,000		9,394
Dongfeng Motor Group, Cl. H	4,000		6,675
ENN Energy Holdings	2,000		14,407
Evergrande Real Estate Group	19,000		17,997
Fosun International	5,000		12,498
Geely Automobile Holdings	5,000		2,818
Golden Eagle Retail Group	1,000		1,499
GOME Electrical Appliances Holdings	45,000		11,522
Great Wall Motor, Cl. H	1,500		11,372
Guangzhou Automobile Group, Cl. H	2,000		2,170
Guangzhou R&F Properties, Cl. H	6,000		7,667
Haitian International Holdings	1,000		2,492
Haitong Securities, Cl. H	400		1,309
Hengan International Group	500		6,173
Huaneng Power International, Cl. H	18,000		25,521
Industrial & Commercial Bank of China, Cl. H	213,000		185,042

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
Inner Mongolia Yitai Coal, Cl. B	3,700		5,682
Jiangsu Expressway, Cl. H	4,000		5,506
Jiangxi Copper, Cl. H	7,000		14,465
Lenovo Group	28,000		48,308
Longfor Properties	2,000		3,481
New China Life Insurance, Cl. H	2,900		17,975
People’s Insurance Company Group of China, Cl. H	24,000		16,648
PetroChina, Cl. H	104,000		134,037
PICC Property & Casualty, Cl. H	8,000		17,744
Ping An Insurance Group Company of China, Cl. H	4,500		64,568
Shanghai Electric Group, Cl. H	10,000		10,212
Shui On Land	4,000		1,293
Sihuan Pharmaceutical Holdings Group	1,000	[b]	569
Sino-Ocean Land Holdings	7,500		6,259
Sinopec Engineering Group, Cl. H	2,000		2,163
Sinopec Shanghai Petrochemical, Cl. H	12,000		7,246
Sinopharm Group, Cl. H	5,200		24,699
SOHO China	8,000		6,073
Tencent Holdings	2,100		43,370
Want Want China Holdings	8,000		8,779
Weichai Power, Cl. H	2,000		7,938
Zhejiang Expressway, Cl. H	8,000		12,704
Zhuzhou CSR Times Electric, Cl. H	500		4,261
Zijin Mining Group, Cl. H	26,000	[b]	10,030
ZTE, Cl. H	1,000		3,371
			1,935,108
Colombia—.1%
Almacenes Exito	196		2,103
Cemex Latam Holdings	192	[a]	1,072
Corporacion Financiera Colombiana	94		1,511
Grupo Argos	189		1,484
Grupo de Inversiones Suramericana	74		1,216
Interconexion Electrica	567		1,904
ISAGEN	471		630
			9,920

10

Common Stocks (continued)	Shares		Value ($)
Czech Republic—.2%
CEZ	619		16,096
O2 Czech Republic	284		2,333
			18,429
Egypt—.1%
Commercial International Bank	1,311		9,539
Telecom Egypt	1,394		1,796
			11,335
Greece—.3%
Alpha Bank	432	[a]	150
FF Group	54	[a]	1,630
Hellenic Telecommunications Organization	751	[a]	6,823
JUMBO	137		1,407
OPAP	1,440		12,796
Piraeus Bank	256	[a]	113
Titan Cement	66		1,664
			24,583
Hong Kong—4.2%
Beijing Enterprises Holdings	500		4,573
Belle International Holdings	10,000		12,830
China Everbright International	1,000		1,871
China Gas Holdings	2,000		3,541
China Mobile	12,000		171,583
China Overseas Land & Investment	6,000		25,062
China Resources Cement Holdings	4,000		2,546
China Resources Enterprise	4,000		12,255
China Resources Land	2,000		7,276
China Resources Power Holdings	6,000		18,124
China State Construction International Holdings	2,000		3,859
China Taiping Insurance Holdings	2,600	[a]	9,697
CITIC	3,000		6,002
Far East Horizon	1,000		1,059
Franshion Properties China	14,000		5,666
GCL-Poly Energy Holdings	12,000	[a]	3,625
Guangdong Investment	4,000		5,973
Haier Electronics Group	2,000		5,757

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
Kingboard Chemical Holdings	2,500	4,559
Lee & Man Paper Manufacturing	3,000	1,705
New World China Land	2,000	1,358
Nine Dragons Paper Holdings	2,000	1,632
Poly Property Group	4,000	2,571
Shanghai Industrial Holdings	2,000	7,989
Shimao Property Holdings	5,500	13,010
Sino Biopharmaceutical	4,000	4,576
Yingde Gases Group	1,500	1,311
Yuexiu Property	10,640	2,605
		342,615
Hungary—.0%
Richter Gedeon	148	2,492
Indonesia—1.6%
Adaro Energy	40,800	2,752
Astra Agro Lestari	800	1,251
Bank Central Asia	7,300	7,570
Bank Mandiri	7,700	6,376
Bank Negara Indonesia	11,200	5,542
Bank Rakyat Indonesia	17,000	15,220
Bumi Serpong Damai	6,900	990
Charoen Pokphand Indonesia	4,900	1,069
Gudang Garam	500	1,907
Indo Tambangraya Megah	3,000	2,911
Indocement Tunggal Prakarsa	1,400	2,261
Indofood CBP Sukses	800	812
Indofood Sukses	13,100	6,791
Jasa Marga	2,100	1,004
Lippo Karawaci	13,700	1,252
Matahari Department Store	900	1,215
Media Nusantara Citra	4,500	764
Perusahaan Gas Negara	24,000	7,573
Semen Indonesia	7,800	7,501
Surya Citra Media	4,300	960
Tambang Batubara Bukit Asam	4,100	2,948

12

Common Stocks (continued)	Shares		Value ($)
Indonesia (continued)
Telekomunikasi Indonesia	182,200		36,968
Tower Bersama Infrastructure	700		457
Unilever Indonesia	1,600		5,268
United Tractors	3,100		5,100
			126,462
Malaysia—1.5%
Alliance Financial Group	1,100		1,458
Astro Malaysia Holdings	2,000		1,761
Berjaya Sports Toto	4,000		3,660
British American Tobacco Malaysia	500		9,332
Dialog Group	1,000		453
DiGi.Com	9,800		16,531
Felda Global Ventures Holdings	1,200		696
Gamuda	1,300		1,910
Hong Leong Bank	200		785
Hong Leong Financial Group	300		1,362
IHH Healthcare	900		1,495
IJM	2,200		4,528
IOI	4,300		5,235
Lafarge Malaysia	1,300		3,529
Maxis	5,400		10,508
MMC	2,400		1,813
Petronas Chemicals Group	4,900		8,054
Petronas Dagangan	400		2,402
Petronas Gas	900		5,730
RHB Capital	300		665
SapuraKencana Petroleum	2,800		2,083
Telekom Malaysia	3,400		7,070
Tenaga Nasional	3,500		14,088
UMW Holdings	1,800		5,368
YTL	13,400		6,282
YTL Power International	3,200		1,438
			118,236
Malta—.0%
Brait	109	[a]	829

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Mexico—4.4%
Alfa, Cl. A	6,900		14,010
America Movil, Ser. L	168,900		177,025
Arca Continental	900		5,521
Coca-Cola Femsa, Ser. L	600		4,798
Controladora Comercial Mexicana	800		2,579
Fibra Uno Administracion	500		1,247
Fomento Economico Mexicano	3,200		28,955
Genomma Lab Internacional, Cl. B	700	[a]	822
Gentera	2,800		4,793
Gruma, Cl. B	600		7,228
Grupo Aeroportuario del Pacifico, Cl. B	1,000		7,107
Grupo Aeroportuario del Sureste, Cl. B	400		5,659
Grupo Bimbo, Ser. A	2,200	[a]	5,898
Grupo Carso, Ser. A1	600		2,502
Grupo Comercial Chedraui	600		1,801
Grupo Financiero Banorte, Ser. O	900		5,105
Grupo Financiero Inbursa, Ser. O	2,300		5,494
Grupo Lala	600		1,208
Grupo Mexico, Ser. B	8,900		27,503
Industrias Penoles	240		4,067
Kimberly-Clark de Mexico, Cl. A	3,600		7,926
Mexichem	700		2,003
OHL Mexico	1,300	[a]	2,627
Promotora y Operadora de Infraestructura	100	[a]	1,147
Wal-Mart de Mexico	11,900		28,001
			355,026
Philippines—.8%
Aboitiz Equity Ventures	3,190		4,061
Aboitiz Power	2,700		2,601
Alliance Global Group	2,400		1,365
Ayala	310		5,422
Ayala Land	3,600		3,121
BDO Unibank	1,010		2,471
DMCI Holdings	9,250		3,114
Energy Development	16,900		3,068

14

Common Stocks (continued)	Shares		Value ($)
Philippines (continued)
Globe Telecom	140		6,822
International Container Terminal Services	280		692
Jollibee Foods	610		2,725
Megaworld	9,000		1,070
Metro Pacific Investments	8,100		825
Metropolitan Bank & Trust	150		313
Philippine Long Distance Telephone	325		20,191
SM Investments	110		2,224
Universal Robina	1,000		4,892
			64,977
Poland—2.0%
Bank Handlowy w Warszawie	50		1,582
Bank Millennium	180		366
Bank Zachodni WBK	17	[a]	1,755
Cyfrowy Polsat	68		474
Enea	676		3,060
Energa	1,392		9,664
Eurocash	211		2,143
Grupa Azoty	66		1,503
Grupa Lotos	150	[a]	1,281
KGHM Polska Miedz	642		22,500
mBank	5	[a]	647
Orange Polska	7,394		20,939
PGE	2,431		14,005
Polski Koncern Naftowy Orlen	735		13,967
Polskie Gornictwo Naftowe i Gazownictwo	5,081		9,179
Powszechny Zaklad Ubezpieczen	368		48,009
Synthos	2,899		3,802
Tauron Polska Energia	5,297		7,096
			161,972
Qatar—.2%
Commercial Bank of Qatar	29		449
Masraf Al Rayan	257		3,408
Ooredoo	121		3,293
Qatar Electricity & Water	73		4,244

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Qatar (continued)
Qatar Islamic Bank	66		1,817
Vodafone Qatar	66		305
			13,516
Russia—8.3%
Alrosa	8,100		10,701
Gazprom	59,590		176,724
LUKOIL	3,125		160,370
Magnit, GDR	369		20,350
MegaFon, GDR	280		4,758
MMC Norilsk Nickel	476		89,419
Mobile Telesystems, ADR	2,100		25,368
Moscow Exchange MICEX-RTS	1,710		2,556
NOVATEK, GDR	139		13,511
Rosneft	9,380		46,290
Rostelecom	2,530		3,888
RusHydro	191,000		2,196
Severstal	660		7,395
Sistema, GDR	2,591		19,562
Surgutneftegas	27,900		20,326
Tatneft	9,030		51,562
Uralkali	5,160		15,210
			670,186
South Africa—6.3%
African Rainbow Minerals	189		1,727
Assore	58		561
Barloworld	707		5,645
Bidvest Group	1,140		30,831
Coronation Fund Managers	329		2,514
Discovery	238		2,634
FirstRand	7,446		35,531
Gold Fields	2,179		10,039
Growthpoint Properties	1,407		3,294
Harmony Gold Mining	959	[a]	1,839
Imperial Holdings	708		11,833
Investec	347		3,291
Kumba Iron Ore	438		5,885

16

Common Stocks (continued)	Shares		Value ($)
South Africa (continued)
Liberty Holdings	728		10,133
Life Healthcare Group Holdings	1,586		5,423
Massmart Holdings	345		4,343
Mediclinic International	412		4,356
MMI Holdings	3,263		9,283
Mr. Price Group	356		7,608
MTN Group	4,467		89,507
Nampak	754		2,699
Naspers, Cl. N	54		8,473
Netcare	1,806		6,311
Northam Platinum	252	[a]	1,036
Pick n Pay Stores	769		3,686
PPC	1,842		2,633
Rand Merchant Insurance Holdings	1,702		6,686
Redefine Properties	14,054		14,228
Remgro	267		5,931
RMB Holdings	527		3,173
Sanlam	6,397		41,323
Sappi	3,719	[a]	15,245
Sasol	1,650		66,616
Shoprite Holdings	543		7,756
Spar Group	679		10,897
Standard Bank Group	1,558		22,841
The Foschini Group	554		8,197
Tiger Brands	152		3,958
Truworths International	924		6,733
Vodacom Group	1,191		14,826
Woolworths Holdings	1,628		12,206
			511,731
South Korea—13.1%
Amorepacific	2	[b]	7,246
AMOREPACIFIC Group	5	[b]	7,603
BNK Financial Group	243		3,624
Cheil Worldwide	176	[a]	3,753
CJ	102		18,141
CJ CheilJedang	24		9,348

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Coway	182		15,318
Daewoo Engineering & Construction	440	[a]	2,915
Daewoo International	334		9,738
Daewoo Securities	315		4,911
Daewoo Shipbuilding & Marine Engineering	265		4,444
DGB Financial Group	234		2,645
Dongbu Insurance	157		7,998
Doosan	75		8,690
Doosan Heavy Industries & Construction	324		9,173
Doosan Infracore	621	[a]	6,855
GS Engineering & Construction	185	[a]	5,529
Halla Visteon Climate Control	99		3,717
Hankook Tire	95		3,984
Hanwha	804		31,550
Hanwha Life Insurance	663		4,896
Hite Jinro	62		1,309
Hotel Shilla	24		2,391
Hyosung	97		10,732
Hyundai Development Co-Engineering & Construction	144		7,682
Hyundai Engineering & Construction	240		11,543
Hyundai Glovis	18		3,940
Hyundai Marine & Fire Insurance	236		6,292
Hyundai Merchant Marine	301	[a]	2,679
Hyundai Mobis	89		19,535
Hyundai Steel	196		14,320
Hyundai Wia	44		6,219
Industrial Bank of Korea	351		4,821
Kangwon Land	283		9,649
KB Financial Group	362		13,778
KCC	6		3,069
Korea Aerospace Industries	53		3,239
Korea Gas	76		3,275
Korea Investment Holdings	36		2,300
Korea Zinc	12		5,330
Korean Air Lines	410	[a]	17,476
KT&G	203		17,967

18

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
LG	361		22,399
LG Display	1,078		29,791
LG Electronics	941		52,902
LG Household & Health Care	9		6,602
LG Innotek	44		4,083
LS	87		4,370
LS Industrial Systems	25		1,380
Mirae Asset Securities	70		3,855
NCSoft	9		1,715
Orion	2		2,335
Paradise	108		2,512
POSCO	184		43,539
S-1	48		3,586
Samsung C&T	368		19,547
Samsung Card	62		2,369
Samsung Electronics	246		322,633
Samsung Fire & Marine Insurance	96		25,291
Samsung Heavy Industries	415		6,962
Samsung Life Insurance	115		11,234
Samsung Securities	141		8,565
Shinhan Financial Group	627		25,709
Shinsegae	12		2,248
SK C&C	54		12,790
SK Holdings	166		28,584
SK Hynix	1,362		58,229
SK Networks	1,277		9,429
SK Telecom	27		7,223
			1,059,506
Taiwan—14.8%
Acer	22,000	[a]	14,405
Advanced Semiconductor Engineering	18,000		25,509
Asia Cement	5,000		6,327
Asustek Computer	2,000		21,198
AU Optronics	49,000		24,710
Catcher Technology	1,000		11,710
Cathay Financial Holding	10,000		17,474

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Chailease Holding	1,000		2,741
Chang Hwa Commercial Bank	4,000		2,444
Chicony Electronics	2,000		5,762
China Development Financial Holding	14,000		5,837
China Life Insurance	7,000		7,408
China Motor	2,000		1,697
China Steel	27,000		22,677
Chunghwa Telecom	15,000		48,451
Clevo	1,000		1,578
Compal Electronics	25,000		22,777
CTBC Financial Holding	9,332		7,263
CTCI	2,000		3,516
Delta Electronics	3,000		18,037
E.Sun Financial Holding	2,000		1,369
Epistar	1,000		1,563
EVA Airways	5,000	[a]	3,937
Far Eastern Department Stores	3,000		2,410
Far Eastern New Century	11,000		12,078
Far EasTone Telecommunications	6,000		14,309
First Financial Holding	4,000		2,516
Formosa Petrochemical	4,000		10,293
Formosa Plastics	6,000		15,415
Formosa Taffeta	2,000		2,379
Foxconn Technology	1,000		2,850
Fubon Financial Holding	9,000		19,344
Giant Manufacturing	1,000		8,620
Highwealth Construction	2,000		5,223
Hon Hai Precision Industry	55,000		164,883
Hua Nan Financial Holdings	2,000		1,229
Innolux	39,000		20,162
Inotera Memories	3,000	[a]	3,454
Inventec	12,000		8,483
Kinsus Interconnect Technology	1,000		3,056
Lite-On Technology	6,000		7,572
MediaTek	3,000		38,588

20

Common Stocks (continued)	Shares		Value ($)
Taiwan (continued)
Mega Financial Holding	13,000		11,562
Nan Ya Plastics	13,000		31,907
Novatek Microelectronics	2,000		10,469
Pegatron	22,000		65,269
Pou Chen	9,000		12,617
Powertech Technology	3,000		5,552
President Chain Store	1,000		7,405
Quanta Computer	11,000		27,557
Radiant Opto-Electronics	1,000		3,288
Realtek Semiconductor	1,000		3,121
Ruentex Industries	1,000		2,453
Shin Kong Financial Holding	13,705		4,444
Siliconware Precision Industries	12,000		19,729
Simplo Technology	1,000		4,965
SinoPac Financial Holdings	7,000		3,171
Synnex Technology International	3,000		4,251
Taishin Financial Holdings	20,000		9,157
Taiwan Cement	13,000		18,468
Taiwan Fertilizer	1,000		1,838
Taiwan Mobile	4,000		14,063
Taiwan Semiconductor Manufacturing	47,000		226,906
Teco Electric & Machinery	3,000		2,915
Transcend Information	1,000		3,844
TSRC	2,000		2,307
Uni-President Enterprises	11,000		18,037
Unimicron Technology	3,000		1,787
United Microelectronics	30,000		14,246
Vanguard International Semiconductor	1,000		1,536
Wistron	18,000		15,319
WPG Holdings	12,000		15,011
Yang Ming Marine Transport	4,000	[a]	2,090
Yuanta Financial Holding	8,000		4,649
Yulon Motor	1,000		1,305
Zhen Ding Technology Holding	1,000		3,480
			1,195,972

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Thailand—2.3%
Advanced Info Service	2,000		14,529
Airports of Thailand	300		2,631
Bangkok Bank	600		3,360
Bangkok Bank	600		3,372
Bangkok Dusit Medical Services, Cl. F	2,200		1,347
Banpu	2,900		2,544
BEC World	1,800		2,193
Bumrungrad Hospital	300		1,456
Central Pattana	600		764
Charoen Pokphand Foods	5,700		3,847
Glow Energy	1,400		3,620
Indorama Ventures	6,100		4,555
IRPC	22,900		3,188
Kasikornbank	900		5,714
Kasikornbank	3,700		23,497
Krung Thai Bank	3,700		2,239
Minor International	990		987
PTT	5,000		53,844
PTT Exploration & Production	2,500		8,841
PTT Global Chemical	4,000		7,789
Siam Cement	200		3,258
Siam Cement	600		9,697
Siam Commercial Bank	2,200		10,590
Thai Oil	3,800		6,729
TMB Bank	14,100		1,109
True	3,900	[a]	1,438
			183,138
Turkey—1.5%
Akbank	2,015		5,872
Arcelik	571		3,074
BIM Birlesik Magazalar	337		6,238
Cola-Cola Icecek	45		763
Emlak Konut Gayrimenkul Yatirim Ortakligi	1,196		1,381
Enka Insaat ve Sanayi	1,032		2,220
Eregli Demir ve Celik Fabrikalari	6,873		11,531
Ford Otomotiv Sanayi	166		2,047

22

Common Stocks (continued)	Shares		Value ($)
Turkey (continued)
Haci Omer Sabanci Holding	1,710		6,246
KOC Holding	2,776		13,128
Koza Altin Isletmeleri	112		1,168
TAV Havalimananlari Holdings	445		3,907
Tofas Turk Otomobil Fabrikasi	715		4,384
Tupras Turkiye Petrol Rafinerileri	846	[a]	20,564
Turk Hava Yollari	2,136	[a]	7,097
Turk Telekomunikasyon	2,354		6,506
Turkiye Garanti Bankasi	2,749		8,741
Turkiye Halk Bankasi	755		3,822
Turkiye Is Bankasi, Cl. C	3,516		7,910
Turkiye Sise ve Cam Fabrikalari	2,029		2,593
Turkiye Vakiflar Bankasi, Cl. D	719		1,276
Ulker Biskuvi Sanayi	218		1,665
Yapi ve Kredi Bankasi	1,012		1,585
			123,718
United Arab Emirates—.3%
Abu Dhabi Commercial Bank	2,406		4,856
Aldar Properties	2,492		1,851
Arabtec Holding	680	[a]	539
DP World	123		2,839
Dubai Financial Market	1,209		711
Dubai Islamic Bank	618		1,159
Emaar Properties	1,779		3,936
First Gulf Bank	552		2,281
National Bank of Abu Dhabi	547		1,643
			19,815
United States—3.4%
iShares MSCI India ETF	9,300		273,327
Total Common Stocks
(cost $7,434,215)			7,579,623

Preferred Stocks—5.5%
Brazil—3.5%
AES Tiete	800		4,593
Banco Bradesco	4,440		47,392

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks (continued)	Shares		Value ($)
Brazil (continued)
Bradespar	800		3,200
Braskem, Cl. A	600		2,509
Centrais Eletricas Brasileiras, Cl. B	2,000		5,875
Cia Brasileira de Distribuicao	700		23,698
Cia Energetica de Minas Gerais	7,400		35,736
Cia Energetica de Sao Paulo, Cl. B	1,200		7,567
Cia Paranaense de Energia, Cl. B	500		5,627
Itau Unibanco Holding	6,200		79,286
Itausa—Investimentos Itau	13,100		46,131
Lojas Americanas	600		3,340
Metalurgica Gerdau	3,900		12,737
Usinas Siderurgicas de Minas Gerais, Cl. A	1,000		1,981
			279,672
Chile—.0%
Sociedad Quimica y Minera de Chile, Cl. B	151		3,296
Colombia—.0%
Banco Davivienda	46		535
Bancolombia	164		1,794
Grupo Argos	82		624
Grupo de Inversiones Suramericana	31		462
			3,415
Russia—1.5%
AK Transneft	30		70,480
Surgutneftegas	62,000		47,125
			117,605
South Korea—.5%
Samsung Electronics	37		37,472
Total Preferred Stocks
(cost $539,803)			441,460

	Number of
Rights—.0%	Rights		Value ($)
South Africa
Northam Platinum
(cost $84)	71	[a]	1

24

	Number of
Warrants—.0%	Warrants	Value ($)
Thailand
Minor International (11/3/17)
(cost $0)	45 [a]	6

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $49,927)	49,927 [c]	49,927
Total Investments (cost $8,024,029)	99.9%	8,071,017
Cash and Receivables (Net)	.1%	4,286
Net Assets	100.0%	8,075,303

ADR—American Depository Receipts
ETF—Exchange-Traded Fund
GDR—Global Depository Receipts
MICEX—Moscow Interbank Currency Exchange
RTS—Russian Trading System
a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of Directors.At April 30, 2015, the value of these securities amounted to $25,448 or .3% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	24.0	Consumer Discretionary	4.2
Information Technology	17.5	Utilities	3.8
Energy	15.4	Exchange-Trade Funds	3.4
Telecommunication Services	9.5	Health Care	.7
Industrial	8.2	Money Market Investment	.6
Materials	7.7
Consumer Staples	4.9		99.9

† Based on net assets.
See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			7,974,102	8,021,090
Affiliated issuers			49,927	49,927
Cash denominated in foreign currencies			39,056	39,308
Dividends receivable				6,960
Prepaid expenses				43,424
Due from The Dreyfus Corporation and affiliates—Note 3(c)				16,993
				8,177,702
Liabilities ($):
Accrued expenses and other liabilities				102,399
Net Assets ($)				8,075,303
Composition of Net Assets ($):
Paid-in capital				8,031,330
Accumulated undistributed investment income—net				1,077
Accumulated net realized gain (loss) on investments				(4,222)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				47,118
Net Assets ($)				8,075,303

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	134,369	100,063	7,740,347	100,524
Shares Outstanding	10,706	8,000	616,000	8,000
Net Asset Value Per Share ($)	12.55	12.51	12.57	12.57
See notes to financial statements.

26

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $10,180 foreign taxes withheld at source):
Unaffiliated issuers	62,494
Affiliated issuers	12
Total Income	62,506
Expenses:
Management fee—Note 3(a)	22,151
Professional fees	54,075
Registration fees	36,949
Custodian fees—Note 3(c)	8,947
Prospectus and shareholders’ reports	4,669
Shareholder servicing costs—Note 3(c)	405
Distribution fees—Note 3(b)	345
Trustees’ fees and expenses—Note 3(d)	172
Loan commitment fees—Note 2	31
Miscellaneous	32,282
Total Expenses	160,026
Less—reduction in expenses due to undertaking—Note 3(a)	(131,706)
Net Expenses	28,320
Investment Income—Net	34,186
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,173)
Net realized gain (loss) on forward foreign currency exchange contracts	57
Net Realized Gain (Loss)	(4,116)
Net unrealized appreciation (depreciation) on investments and
foreign currency transactions	371,921
Net Realized and Unrealized Gain (Loss) on Investments	367,805
Net Increase in Net Assets Resulting from Operations	401,991

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment income—net	34,186	854
Net realized gain (loss) on investments	(4,116)	1,429
Net unrealized appreciation
(depreciation) on investments	371,921	(324,803)
Net Increase (Decrease) in Net Assets
Resulting from Operations	401,991	(322,520)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(440)	—
Class C	(288)	—
Class I	(33,880)	—
Class Y	(440)	—
Net realized gain on investments:
Class A	(16)	—
Class C	(14)	—
Class I	(1,109)	—
Class Y	(14)	—
Total Dividends	(36,201)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	32,000	100,000
Class C	—	100,000
Class I	—	7,700,000
Class Y	—	100,000
Dividends reinvested:
Class A	33	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	32,033	8,000,000
Total Increase (Decrease) in Net Assets	397,823	7,677,480
Net Assets ($):
Beginning of Period	7,677,480	—
End of Period	8,075,303	7,677,480
Undistributed investment income—net	1,077	1,939

28

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	2,703	8,000
Shares issued for dividends reinvested	3	—
Net Increase (Decrease) in Shares Outstanding	2,706	8,000
Class C
Shares sold	—	8,000
Class I
Shares sold	—	616,000
Class Y
Shares sold	—	8,000

a From September 15, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	(.00)[c]
Net realized and unrealized
gain (loss) on investments	.57	(.51)
Total from Investment Operations	.61	(.51)
Distributions:
Dividends from investment income—net	(.05)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.05)	—
Net asset value, end of period	12.55	11.99
Total Return (%)[d,e]	5.16	(4.08)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[f]	4.77	13.25
Ratio of net expenses
to average net assets[f]	1.00	1.00
Ratio of net investment income (loss)
to average net assets[f]	.71	(.15)
Portfolio Turnover Rate[e]	—	1.76
Net Assets, end of period ($ x 1,000)	134	96

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

30

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.98	12.50
Investment Operations:
Investment (loss)—net[b]	(.00)[c]	(.01)
Net realized and unrealized
gain (loss) on investments	.57	(.51)
Total from Investment Operations	.57	(.52)
Distributions:
Dividends from investment income—net	(.04)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.04)	—
Net asset value, end of period	12.51	11.98
Total Return (%)[d,e]	4.77	(4.16)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	5.36	14.00
Ratio of net expenses to average net assets[f]	1.75	1.75
Ratio of net investment (loss) to average net assets[f]	(.06)	(.90)
Portfolio Turnover Rate[e]	—	1.76
Net Assets, end of period ($ x 1,000)	100	96

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.00	12.50
Investment Operations:
Investment income—net[b]	.05	.00 [c]
Net realized and unrealized
gain (loss) on investments	.58	(.50)
Total from Investment Operations	.63	(.50)
Distributions:
Dividends from investment income—net	(.06)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.06)	—
Net asset value, end of period	12.57	12.00
Total Return (%)[d]	5.28	(4.00)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	4.32	12.68
Ratio of net expenses
to average net assets[e]	.75	.75
Ratio of net investment income
to average net assets[e]	.94	.10
Portfolio Turnover Rate[d]	—	1.76
Net Assets, end of period ($ x 1,000)	7,740	7,390

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

32

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.00	12.50
Investment Operations:
Investment income—net[b]	.05	.00 [c]
Net realized and unrealized
gain (loss) on investments	.58	(.50)
Total from Investment Operations	.63	(.50)
Distributions:
Dividends from investment income—net	(.06)	—
Dividends from net realized gain on investments	(.00)[c]	—
Total Distributions	(.06)	—
Net asset value, end of period	12.57	12.00
Total Return (%)[d]	5.28	(4.00)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	4.31	12.67
Ratio of net expenses
to average net assets[e]	.75	.75
Ratio of net investment income
to average net assets[e]	.94	.10
Portfolio Turnover Rate[d]	—	1.76
Net Assets, end of period ($ x 1,000)	101	96

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A and all of the outstanding Class C, Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

34

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

36

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	86,388	7,219,908	††	—	7,306,296
Equity Securities—
Foreign
Preferred Stocks†	—	441,460	††	—	441,460
Exchange-Traded
Funds	273,327	—		—	273,327
Mutual Funds	49,927	—		—	49,927
Rights†	—	1	††	—	1
Warrants†	6	—		—	6

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

38

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	54,000	280,853	284,926	49,927.6

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain dis-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

40

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $131,706 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $345 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $128 and $115, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

42

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $142 for transfer agency services and $3 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $8,947 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,914, Distribution Plan fees $61, Shareholder Services Plan fees $45, custodian fees $7,600, Chief Compliance Officer fees $3,682 and transfer agency fees $33, which are offset against an expense reimbursement currently in effect in the amount of $32,328.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2015, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended April 30, 2015, amounted to $0 and $1,865, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with

44

counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	125

At April 30, 2015, accumulated net unrealized appreciation on investments was $46,988, consisting of $783,636 gross unrealized appreciation and $736,648 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 45

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Strategic Beta
Global Equity Fund

SEMIANNUAL REPORT April 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
39	Statement of Assets and Liabilities
40	Statement of Operations
41	Statement of Changes in Net Assets
43	Financial Highlights
47	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta
Global Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Global Equity Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C.Wesley Boggs, and Peter D. Goslin, CFA, portfolio managers.

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Strategic Beta Global Equity Fund’s Class A shares produced a total return of 4.73%, Class C shares returned 4.36%, Class I shares returned 4.85% and Class Y shares returned 4.85%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”), produced a 5.09% total return.2

Stocks throughout the world advanced moderately amid bouts of heightened market volatility stemming from subdued economic growth and more aggressively accommodative monetary policies from major central banks. The fund produced mildly lower returns than its benchmark, mainly due to a handful of security selection shortfalls in the energy and health care sector, as well as to the impact of fund fees and expenses that are not reflected in the MSCI World Index’s results.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located throughout the world.

We use a proprietary, quantitative “strategic beta” strategy to identify attractively valued stocks of U.S. and foreign companies. We assign portfolio weightings based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest; taxation; depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. (In contrast, most market indices assign weightings based on market capitalization.) Next, we rank companies based on the quality and growth of their earnings.We typically exclude companies with the lowest earnings quality and earnings growth metrics. We attempt to manage risk by diversifying across companies, industries, and countries.The fund’s portfolio is rebalanced semiannually.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Economic Developments Drove Market Performance

The MSCI World Index traced a choppy course over the reporting period but succeeded in registering a moderately positive return. The benchmark’s advance over the reporting period was paced by European equities, which were buoyed by the launch of a larger-than-expected quantitative easing program from the European Central Bank. Japanese equities also outperformed broad market averages. In contrast, a recent slowdown in U.S. economic activity and nervousness about the timing and magnitude of short-term interest-rate hikes restrained the performance of the U.S. stock market compared to global averages. U.K.-based equities also lagged the benchmark in this environment. Investment returns were further affected by a strengthening U.S. dollar against most other currencies, which dampened results from unhedged foreign investments for U.S. residents.

The consumer discretionary and health care sectors led the MSCI World Index’s advance over the reporting period.The energy sector remained the weakest benchmark component due to plummeting oil prices over the reporting period’s first half.

Fund Strategies Produced Mixed Results

The fund participated significantly in the market’s moderate gains during the reporting period, but its returns mildly lagged the benchmark. Relative results were dampened by certain holdings in the energy sector—including U.S. integrated energy giant ExxonMobil, Canada’s Suncor Energy, and the Netherlands’ Royal Dutch Shell — when crude oil prices fell sharply.

The fund achieved better relative results in other market sectors. Among consumer staples companies, U.S. grocery chain Kroger reported better-than-expected quarterly earnings and a more optimistic full-year outlook due to lower fuel prices and strong inventory management. In the health care sector, U.S. drug distributor AmerisourceBergen advanced in the wake of analyst upgrades stemming from growing sales volumes of generic drugs as more branded medicines lose patent protection. The financials sector was bolstered by German insurer and asset manager Allianz, which benefited from falling interest rates and rising financial markets.

4

From a country perspective, the fund achieved especially robust results from companies in the United States and Germany, but its holdings in Hong Kong and Canada generally trailed market averages.

Focusing on Quality, Value, and Growth

Although we employ a quantitative process that does not directly consider macroeconomic factors, it is worth noting that we believe the U.S. economy has continued to expand and international markets may be poised for recovery. As of the end of the reporting period, our models have identified an ample number of opportunities meeting our valuation, earnings growth, and earnings quality criteria in the industrials and telecommunications services sectors. In contrast, stocks of health care companies and financial institutions currently appear richly valued, in our opinion. On a country basis, the fund held overweighted exposure to the United States and German and underweighted positions in Switzerland and Canada as of the end of the reporting period.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.—Reflects reinvestment of net dividends and, where applicable, capital gain distributions.
The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe,Australia, New Zealand, and the Far East. Investors
cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Global Equity Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 4.31	$ 8.11	$3.05	$ 3.05
Ending value (after expenses)	$ 1,047.30	$ 1,043.60	$1,048.50	$ 1,048.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I		Class Y
Expenses paid per $1,000†	$4.26	$ 8.00	$ 3.01	$	$ 3.01
Ending value (after expenses)	$ 1,020.58	$ 1,016.86	$ 1,021.82	$	$ 1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class
I and .60% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2015 (Unaudited)

Common Stocks—98.7%	Shares		Value ($)
Australia—2.3%
AGL Energy	336		4,029
Amcor	883		9,397
AMP	2,822		14,310
APA Group	167		1,263
Asciano	327		1,698
Aurizon Holdings	985		3,769
AusNet Services	985		1,147
Australia & New Zealand Banking Group	1,305		34,987
Bank of Queensland	107		1,099
Bendigo & Adelaide Bank	124		1,182
Boral	569		2,841
Brambles	1,148		9,808
Caltex Australia	158		4,409
CIMIC Group	141		2,344
Cochlear	23		1,518
Commonwealth Bank of Australia	767		53,765
Computershare	252		2,448
Crown Resorts	206		2,114
CSL	345		24,765
Dexus Property Group	773		4,497
Federation Centres	262		610
Flight Centre Travel Group	30		1,027
Fortescue Metals Group	1,418		2,423
Goodman Group	233		1,148
GPT Group	1,570		5,534
Harvey Norman Holdings	294		1,021
Insurance Australia Group	2,043		9,354
James Hardie Industries-CDI	163		1,870
Lend Lease Group	464		5,856
Macquarie Group	231		14,143
Metcash	1,728		1,807
Mirvac Group	1,178		1,866
National Australia Bank	688		19,955
Newcrest Mining	555	[a]	6,356
Novion Property Group	703		1,366

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Australia (continued)
Orica	439		6,988
Origin Energy	618		6,192
Qantas Airways	2,600	[a]	6,963
QBE Insurance Group	779		8,416
Ramsay Health Care	73		3,596
REA Group	10		373
Santos	380		2,481
Seek	70		897
Sonic Healthcare	259		4,061
Stockland	2,638		9,236
Suncorp Group	741		7,666
Sydney Airport	527		2,242
Tabcorp Holdings	937		3,599
Telstra	6,635		32,627
Toll Holdings	1,094		7,766
TPG Telecom	107		752
Transurban Group	186		1,457
Treasury Wine Estates	243		1,067
Wesfarmers	477		16,460
Westpac Banking	3,012		86,599
Woodside Petroleum	407		11,232
WorleyParsons	454	[b]	4,091
			480,487
Austria—.1%
OMV	182		6,080
Vienna Insurance Group	56		2,231
Voestalpine	177		7,418
			15,729
Belgium—.6%
Ageas	534		20,029
Anheuser-Busch InBev	590		71,679
Belgacom	212		7,909
Colruyt	85		4,019
KBC Groep	203	[a]	13,374
Solvay	43		6,339
Telenet Group Holding	54	[a]	3,232

8

Common Stocks (continued)	Shares		Value ($)
Belgium (continued)
UCB	25		1,800
Umicore	134		6,665
			135,046
Canada—2.9%
Alimentation Couche Tard, Cl. B	400		15,310
ARC Resources	200		4,093
ATCO, Cl. I	100		3,790
Bank of Montreal	300		19,599
Bank of Nova Scotia	400		22,057
Baytex Energy	100		1,954
BCE	340		14,989
Bombardier, Cl. B	1,600		3,236
Brookfield Asset Management, Cl. A	300		16,155
CAE	100		1,241
Canadian Imperial Bank of Commerce	300		24,090
Canadian National Railway	300		19,370
Canadian Natural Resources	900		29,906
Canadian Oil Sands	500		5,433
Cenovus Energy	900		16,956
CGI Group, Cl. A	200	[a]	8,418
CI Financial	200		5,878
Crescent Point Energy	100		2,612
Enbridge	400		20,907
Enerplus	200		2,530
Finning International	200		4,098
Fortis	100		3,255
Great-West Lifeco	200		6,135
Husky Energy	400		8,945
Imperial Oil	200		8,816
Industrial Alliance Insurance & Financial Services	100		3,639
Loblaw	200		10,167
Magna International	400		20,157
Manulife Financial	800		14,561
MEG Energy	100	[a]	1,929
Metro	300		8,673
National Bank of Canada	100		4,041

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Canada (continued)
New Gold	100	[a]	336
Onex	100		6,022
Pacific Rubiales Energy	300		1,015
Pembina Pipeline	100		3,480
Pengrowth Energy	300		1,007
Penn West Petroleum	800		1,989
Power Corporation of Canada	600		16,486
Power Financial	300		9,280
Rogers Communications, Cl. B	300		10,717
Royal Bank of Canada	800		53,119
Saputo	200		5,926
Shaw Communications, Cl. B	400		9,144
Sun Life Financial	500		16,001
Suncor Energy	2,100		68,387
TELUS	200		6,918
Thomson Reuters	300		12,326
Toronto-Dominion Bank	700		32,317
TransAlta	200		1,989
TransCanada	300		13,925
Vermillion Energy	100		4,814
			608,138
China—.0%
Yangzijiang Shipbuilding Holdings	2,000		2,210
Denmark—.5%
Coloplast, Cl. B	37		3,021
Danske Bank	190		5,384
DSV	286		9,927
Novo Nordisk, Cl. B	773		43,300
Novozymes, Cl. B	86		3,968
Pandora	66		6,838
TDC	2,072		15,767
Tryg	17		1,843
Vestas Wind Systems	179		8,130
William Demant Holding	9	[a]	739
			98,917

10

Common Stocks (continued)	Shares	Value ($)
Finland—.4%
Elisa	233	7,136
Fortum	503	9,945
Kone, Cl. B	173	7,457
Neste Oil	252	6,856
Orion, Cl. B	105	3,441
Sampo, Cl. A	342	16,600
Stora Enso, Cl. R	592	6,243
UPM-Kymmene	911	16,525
Wartsila	116	5,326
		79,529
France—3.0%
Accor	52	2,846
Aeroports de Paris	14	1,725
Air Liquide	121	15,842
Airbus Group	627	43,540
AXA	2,230	56,295
Bureau Veritas	101	2,375
Cap Gemini	107	9,502
Carrefour	1,232	42,487
Casino Guichard Perrachon	152	13,460
Christian Dior	77	15,097
Cie Generale des Etablissements Michelin	214	23,838
CNP Assurances	431	7,746
Dassault Systemes	27	2,082
Edenred	63	1,688
Electricite de France	450	11,444
Essilor International	79	9,597
Eurazeo	30	2,149
Eutelsat Communications	117	4,078
Fonciere des Regions	23	2,178
GDF Suez	2,352	47,907
Gecina	10	1,369
Groupe Eurotunnel	190	3,047
Hermes International	9	3,397
Iliad	8	1,884

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
France (continued)
Imerys	26		1,981
Klepierre	105		5,094
Lagardere	120		3,852
Legrand	129		7,453
LVMH Moet Hennessy Louis Vuitton	132		23,081
Orange	3,255		53,578
Peugeot	551	[a]	10,377
Publicis Groupe	79		6,608
Renault	156		16,356
Safran	255		18,612
Schneider Electric	192		14,318
SCOR	268		9,643
Societe BIC	21		3,590
Sodexo	77		7,803
Suez Environnement	493		10,041
Technip	126		8,583
Thales	77		4,681
Valeo	135		21,577
Veolia Environnement	652		13,814
Vinci	1,032		63,304
Zodiac Aerospace	73		2,683
			632,602
Germany—4.6%
Allianz	817		139,704
BASF	728		73,035
Bayer	415	[a]	60,456
Bayerische Motoren Werke	390		46,384
Beiersdorf	24		2,098
Brenntag	134		8,093
Celesio	63		1,873
Continental	130		30,713
Daimler	1,413		136,601
Deutsche Lufthansa	522	[a]	7,253
Deutsche Post	1,464		48,569
Deutsche Telekom	4,301		79,397
Deutsche Wohnen-BR	52		1,369

12

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
E.ON	4,428		69,413
Fresenius & Co	226		13,491
Fresenius Medical Care & Co	94		7,928
Hannover Rueck	90		9,197
HeidelbergCement	115		8,877
Henkel & Co	59		6,001
HOCHTIEF	74		5,746
HUGO BOSS	16		1,979
Infineon Technologies	558		6,630
K+S	132		4,346
Kabel Deutschland Holding	6	[a]	808
Merck	64		6,942
METRO	213		7,728
Muenchener Rueckversicherungs	377		73,984
OSRAM Licht	86		4,538
ProSiebenSat.1 Media	64		3,293
Siemens	422		46,191
Telefonica Deutschland Holding	846	[a]	5,278
ThyssenKrupp	866		23,185
TUI	351		6,580
United Internet	114		5,139
Volkswagen	27		6,888
			959,707
Hong Kong—.7%
AIA Group	2,200		14,686
ASM Pacific Technology	100		1,119
Bank of East Asia	400		1,737
BOC Hong Kong Holdings	3,000		11,655
Cathay Pacific Airways	1,000		2,576
CLP Holdings	1,500		13,140
Galaxy Entertainment Group	1,000		4,820
Hang Seng Bank	300		5,850
HKT Trust	1,000		1,338
Hong Kong & China Gas	2,000		4,771
Hong Kong Exchanges & Clearing	200		7,629
Hutchison Whampoa	1,000		14,752

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong (continued)
Kerry Properties	500		2,042
Link REIT	500		3,101
Michael Kors Holdings	100	[a]	6,186
MTR	500		2,461
NWS Holdings	1,000		1,701
PCCW	6,000		4,000
Power Assets Holdings	500		5,051
SJM Holdings	1,000		1,268
Sun Hung Kai Properties	1,000		16,637
Swire Pacific, Cl. A	500		6,758
Swire Properties	400		1,376
Techtronic Industries	500		1,776
Yue Yuen Industrial Holdings	500		1,901
			138,331
Ireland—.1%
CRH	604		16,938
Kerry Group, Cl. A	44		3,231
Ryanair Holdings, ADR	24		1,556
			21,725
Israel—.2%
Bank Hapoalim	579		2,901
Bezeq The Israeli Telecommunication	5,453		10,338
Israel Chemicals	547		3,827
Mizrahi Tefahot Bank	45	[a]	504
NICE Systems	28		1,686
Teva Pharmaceutical Industries	394		23,867
			43,123
Italy—1.1%
Assicurazioni Generali	2,415		47,308
Atlantia	303		8,529
Banca Monte dei Paschi di Siena	559	[a]	343
Enel	10,909		51,604
Eni	2,019		38,865
EXOR	595		27,522
Finmeccanica	308	[a]	3,947
Intesa Sanpaolo	2,138		7,160

14

Common Stocks (continued)	Shares		Value ($)
Italy (continued)
Intesa Sanpaolo-RSP	171		522
Luxottica Group	52		3,430
Pirelli & C	131		2,257
Saipem	304	[a]	4,027
Snam	2,997		15,616
Terna Rete Elettrica Nazionale	1,590		7,484
Unione di Banche Italiane	224		1,783
UnipolSai	1,044		2,929
			223,326
Japan—9.7%
Advantest	100		1,177
Aeon	1,200		14,899
Aisin Seiki	200		9,100
Alfresa Holdings	800		11,924
Amada	200		2,022
Asahi Group Holdings	300		9,622
Asahi Kasei	2,000		18,773
Asics	100		2,550
Astellas Pharma	1,100		17,122
Bandai Namco Holdings	100		2,050
Benesse Holdings	100		3,132
Bridgestone	800		33,428
Brother Industries	300		4,777
Canon	900		32,116
Casio Computer	200		4,046
Central Japan Railway	200		35,484
Chubu Electric Power	1,300		17,070
Chugai Pharmaceutical	100		3,044
Citizen Holdings	300		2,348
Credit Saison	100		1,891
Dai Nippon Printing	1,000		10,348
Dai-ichi Life Insurance	3,600		58,957
Daihatsu Motor	200		2,892
Daiichi Sankyo	300		5,221
Daikin Industries	200		13,464
Daito Trust Construction	100		11,616

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Daiwa House Industry	1,100		24,488
Denso	300		14,883
Dentsu	100		4,635
East Japan Railway	300		26,486
FANUC	100		21,872
Fuji Electric	1,000		4,708
Fuji Heavy Industries	800		26,679
FUJIFILM Holdings	400		15,110
Fujitsu	5,000		32,948
GungHo Online Entertainment	200		823
Hakuhodo DY Holdings	300		3,206
Hankyu Hanshin Holdings	1,000		6,033
Hino Motors	300		3,914
Hitachi	3,000		20,445
Hitachi Chemical	100		1,928
Hitachi Construction Machinery	100		1,772
Hokuhoku Financial Group	2,000		4,781
Hokuriku Electric Power	400		5,915
Hoya	300		11,578
Ibiden	100		1,745
Idemitsu Kosan	300		5,816
IHI	2,000		9,173
Isuzu Motors	500		6,625
ITOCHU	3,800		46,812
Iyo Bank	100		1,244
J Front Retailing	300		4,978
Japan Airlines	200		6,670
JFE Holdings	800		18,023
JTEKT	300		5,110
JX Holdings	2,600		11,322
Kajima	1,000		4,777
Kansai Electric Power	600	[a]	6,035
Kao	500		23,871
Kawasaki Heavy Industries	2,000		10,269
KDDI	1,800		42,533
Kintetsu	3,000		10,633

16

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Kirin Holdings	1,200		15,855
Kobe Steel	6,000		10,795
Koito Manufacturing	100		3,503
Komatsu	700		14,059
Konica Minolta	400		4,397
Kubota	1,000		15,516
Kuraray	200		2,693
Kyushu Electric Power	400	[a]	4,253
LIXIL Group	300		6,234
Makita	100		5,009
Marubeni	3,700		22,955
Mazda Motor	600		11,718
Medipal Holdings	700		9,512
Mitsubishi	1,600		34,591
Mitsubishi Chemical Holdings	2,100		12,966
Mitsubishi Electric	3,000		38,880
Mitsubishi Heavy Industries	5,000		27,778
Mitsubishi Materials	2,000		7,235
Mitsubishi Motors	600		5,527
Mitsubishi UFJ Financial Group	4,600		32,457
Mitsubishi UFJ Lease & Finance	500		2,683
Mitsui & Co	1,800		25,204
Mitsui Chemicals	2,000		6,603
Murata Manufacturing	100		14,109
Nabtesco	100		2,750
NEC	3,000		10,055
NGK Spark Plug	100		2,787
NHK Spring	100		1,141
Nidec	100		7,456
Nippon Express	1,000		5,749
Nippon Steel & Sumitomo Metal	11,000		28,662
Nippon Telegraph & Telephone	700		47,179
Nippon Yusen	4,000		12,597
Nissan Motor	1,800		18,642
Nisshin Seifun Group	220		2,573
Nitto Denko	100		6,399

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
NOK	100	3,151
Nomura Real Estate Holdings	100	2,032
NTT DOCOMO	800	14,216
Obayashi	1,000	6,686
Oji Holdings	1,000	4,447
Omron	200	9,181
ORIX	1,600	24,468
Osaka Gas	2,000	8,486
Otsuka Holdings	200	6,302
Park24	100	2,000
Resona Holdings	3,500	18,620
Ricoh	1,300	13,500
Secom	200	14,139
Seiko Epson	400	6,974
Sekisui House	700	10,889
Seven & I Holdings	800	34,449
Seven Bank	200	1,077
Sharp	3,000	6,492
Shikoku Electric Power	100	1,356
Shimizu	1,000	7,212
Shin-Etsu Chemical	100	6,121
Shiseido	500	9,010
Showa Shell Sekiyu	700	6,772
SoftBank	600	37,496
Sompo Japan Nipponkoa Holdings	300	9,753
Sony Financial Holdings	200	3,583
Stanley Electric	100	2,245
Sumitomo	1,900	22,455
Sumitomo Chemical	3,000	16,758
Sumitomo Dainippon Pharma	100	1,124
Sumitomo Rubber Industries	400	7,360
Suntory Beverage & Food	100	4,259
Suruga Bank	100	2,205
Suzuken	330	10,278
Suzuki Motor	400	12,926

18

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
T&D Holdings	900		12,906
Taiheiyo Cement	2,000		6,307
Taisei	2,000		11,584
TDK	100		7,179
Teijin	2,000		6,772
Tobu Railway	1,000		4,762
Toho Gas	1,000		6,049
Tohoku Electric Power	1,100		13,800
Tokio Marine Holdings	800		32,616
Tokyo Electric Power	7,500	[a]	30,623
Tokyo Gas	4,000		22,981
Tokyu	1,000		6,658
Toppan Printing	1,000		8,384
Toshiba	6,000		23,994
Toyo Seikan Group Holdings	100		1,580
Toyoda Gosei	100		2,316
Toyota Industries	100		5,665
Toyota Motor	2,000		138,932
Toyota Tsusho	800		20,561
USS	100		1,754
West Japan Railway	200		11,074
Yahoo! Japan	300		1,228
Yamada Denki	1,700		6,967
Yamaha	200		3,619
Yamaha Motor	400		9,394
Yamato Holdings	200		4,461
Yaskawa Electric	100		1,378
Yokogawa Electric	100		1,165
			2,010,166
Luxembourg—.1%
Millicom International Cellular, SDR	79		6,156
RTL Group	52		4,855
SES	115		4,023
Tenaris	331		5,098
			20,132

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Macau—.0%
MGM China Holdings	400		756
Sands China	1,200		4,908
Wynn Macau	400		811
			6,475
Netherlands—.9%
Aegon	1,805		14,204
Boskalis Westminster	42		2,184
CNH Industrial	1,301		11,455
Delta Lloyd	151		2,856
Gemalto	14		1,301
Heineken Holding	75		5,226
ING Groep	1,616	[a]	24,827
Koninklijke Ahold	2,381		45,979
Koninklijke Philips	718		20,509
OCI	34	[a]	1,003
QIAGEN	39	[a]	937
Randstad Holding	191		11,322
Reed Elsevier	130		3,124
STMicroelectronics	529		4,216
Unilever	750		32,645
Wolters Kluwer	299		9,654
			191,442
New Zealand—.1%
Contact Energy	164		710
Fletcher Building	498		3,154
Ryman Healthcare	52		323
Spark New Zealand	2,823		6,393
			10,580
Norway—.5%
DNB	253		4,495
Gjensidige Forsikring	174		3,027
Norsk Hydro	580		2,738
Orkla	786		6,158
Seadrill	434		5,523
Statoil	2,201		46,609

20

Common Stocks (continued)	Shares		Value ($)
Norway (continued)
Telenor	984		22,215
Yara International	208		10,650
			101,415
Portugal—.1%
Energias de Portugal	3,207		12,836
Jeronimo Martins	230		3,355
			16,191
Singapore—.4%
Avago Technologies	100		11,688
CapitaMall Trust	1,000		1,651
ComfortDelGro	2,000		4,637
DBS Group Holdings	1,000		15,895
Genting Singapore	1,000		772
Noble Group	18,000		11,706
Olam International	1,000		1,526
Oversea-Chinese Banking	1,000		8,054
Sembcorp Industries	1,000		3,404
Singapore Technologies Engineering	1,000		2,731
Singapore Telecommunications	7,000		23,390
StarHub	1,000		3,191
			88,645
Spain—.9%
Abertis Infraestructuras	209		3,853
ACS Actividades de Construccion y Servicios	454		16,016
Amadeus IT Holding, Cl. A	150		6,848
Banco de Sabadell	987	[a]	2,639
Bankia	259	[a]	361
Distribuidora Internacional de Alimentacion	525		4,211
Enagas	249		7,672
Ferrovial	521		11,844
Gas Natural SDG	598		14,678
Grifols	64		2,727
Iberdrola	4,943		33,060
Inditex	321		10,288
Mapfre	1,145		4,254

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Spain (continued)
Red Electrica	98		8,224
Telefonica	3,737		56,992
Zardoya Otis	67		865
			184,532
Sweden—1.3%
Alfa Laval	184		3,428
Assa Abloy, Cl. B	99		5,723
Atlas Copco, Cl. A	303		9,457
Atlas Copco, Cl. B	176		4,895
Electrolux, Ser. B	324		9,659
Elekta, Cl. B	81		758
Ericsson, Cl. B	3,907		42,813
Getinge, Cl. B	104		2,529
Hennes & Mauritz, Cl. B	751		29,841
Hexagon, Cl. B	43		1,593
Husqvarna, Cl. B	565		4,179
Industrivarden, Cl. C	55		1,146
Investment AB Kinnevik, Cl. B	63		2,175
Investor, Cl. B	271		11,048
Nordea Bank	2,479		31,345
Securitas, Cl. B	618		9,240
Skandinaviska Enskilda Banken, Cl. A	539		6,810
Skanska, Cl. B	651		14,480
Svenska Cellulosa, Cl. B	590		14,903
Svenska Handelsbanken, Cl. A	252		11,592
Swedbank, Cl. A	363		8,434
Swedish Match	218		6,694
TeliaSonera	2,004		12,464
Volvo, Cl. B	1,367		18,770
			263,976
Switzerland—2.6%
Actelion	49	[a]	6,488
Adecco	351	[a]	28,777
Aryzta	43	[a]	2,910
Baloise Holding	82	[a]	10,716
Cie Financiere Richemont	117		10,445

22

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
EMS-Chemie Holding	4		1,682
Geberit	22		7,838
Givaudan	5	[a]	9,417
Holcim	100	[a]	8,078
Julius Baer Group	42	[a]	2,215
Kuehne + Nagel International	52	[a]	7,818
Lonza Group	31	[a]	4,403
Nestle	1,438		112,135
Partners Group Holding	6		1,876
Roche Holding	342		98,510
Schindler Holding	9		1,499
Schindler Holding-PC	20		3,404
SGS	2		3,892
Sika-BR	2		6,903
Sonova Holding	17		2,357
Swatch Group	15		1,316
Swatch Group-BR	9		4,039
Swiss Life Holding	44	[a]	10,478
Swiss Prime Site	33	[a]	2,902
Swiss Re	591	[a]	52,536
Swisscom	24		14,321
Syngenta	50		16,808
UBS Group	1,531	[a]	30,846
Zurich Insurance Group	279	[a]	86,413
			551,022
United Arab Emirates—.0%
Orascom Construction	17	[a]	226
United Kingdom—8.2%
Aberdeen Asset Management	309		2,247
Admiral Group	179		4,272
Aggreko	196		4,956
AMEC	291		4,088
ARM Holdings	113		1,921
ASOS	10	[a]	576
Associated British Foods	197		8,627
Aviva	2,951		23,811

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Babcock International Group	386		5,964
BP	23,347		168,459
British American Tobacco	1,728		95,043
British Land	276		3,518
BT Group	8,316		58,105
Bunzl	421		11,859
Burberry Group	159		4,248
Capita	322		5,635
Carnival	77		3,516
Centrica	4,392		17,169
Cobham	455		2,071
Compass Group	1,423		25,226
Croda International	61		2,650
Direct Line Insurance Group	1,430		6,996
Dixons Carphone	503		3,267
easyJet	191		5,315
Experian	454		8,117
Fiat Chrysler Automobiles	4,082	[a]	60,693
GKN	1,384		7,440
GlaxoSmithKline	4,171		96,495
Glencore	9,985	[a]	47,548
Hammerson	354		3,629
Hargreaves Lansdown	43		810
ICAP	436		3,716
IMI	290		5,560
Imperial Tobacco Group	1,294		63,266
Indivior	289	[a]	883
Inmarsat	247		3,809
InterContinental Hotels Group	205		8,800
International Consolidated Airlines Group	1,327	[a]	11,108
Intertek Group	69		2,754
Intu Properties	270		1,419
Investec	314		3,003
ITV	2,611		10,136
J Sainsbury	1,630		6,782
Johnson Matthey	241		12,350

24

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Kingfisher	3,395		18,277
Land Securities Group	339		6,485
Legal & General Group	3,542		14,088
Liberty Global, Cl. A	118	[a]	6,152
Liberty Global, Ser. C	355	[a]	17,910
Lloyds Banking Group	7,393		8,772
London Stock Exchange Group	50		1,952
Marks & Spencer Group	1,669		14,138
Meggitt	276		2,239
National Grid	1,968		26,460
Next	182		20,501
Old Mutual	7,750		27,832
Persimmon	227	[a]	5,910
Prudential	1,990		49,661
Randgold Resources	15		1,144
Reckitt Benckiser Group	289		25,806
Reed Elsevier	215		3,560
Rexam	941		8,356
Rolls-Royce Holdings	811	[a]	12,996
Royal Dutch Shell, Cl. A	5,303		167,034
Royal Dutch Shell, Cl. B	3,291		105,956
Royal Mail	590		4,229
Sage Group	1,138		8,471
Schroders	67		3,330
Segro	298		1,959
Severn Trent	333		10,842
Shire	152		12,366
Sky	1,083		17,874
Smith & Nephew	212		3,627
Smiths Group	199		3,487
Sports Direct International	121	[a]	1,147
SSE	1,120		26,529
Standard Life	2,650		18,989
Subsea 7	149		1,659
Tate & Lyle	514		4,702
Travis Perkins	223		7,100

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Unilever	592		25,993
United Utilities Group	842		12,533
Vodafone Group	34,669		122,349
Weir Group	99		2,846
Whitbread	90		7,248
William Hill	219		1,212
Wolseley	187		11,089
WPP	1,055		24,636
			1,707,303
United States—57.5%
3M	510		79,759
AbbVie	920		59,487
Accenture, Cl. A	720		66,708
ACE	210		22,468
Actavis	36	[a]	10,183
Activision Blizzard	510		11,636
Adobe Systems	100	[a]	7,606
ADT	510		19,176
Advance Auto Parts	100		14,300
Aetna	720		76,946
Aflac	410		25,846
Air Products & Chemicals	100		14,343
Airgas	100		10,128
Akamai Technologies	100	[a]	7,378
Albemarle	100		5,970
Alcoa	820		11,004
Allstate	620		43,189
Ally Financial	310	[a]	6,786
Altera	100		4,168
Altria Group	2,360		118,118
American Airlines Group	200		9,657
American Electric Power	620		35,259
American Express	510		39,499
American International Group	1,130		63,608
American Tower	100	[c]	9,453
American Water Works	100		5,452

26

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Ameriprise Financial	310		38,837
AmerisourceBergen	620		70,866
AMETEK	100		5,242
Amgen	620		97,904
Amphenol, Cl. A	200		11,074
Anadarko Petroleum	210		19,761
Analog Devices	100		6,184
Annaly Capital Management	500	[c]	5,035
Anthem	620		93,577
Aon	310		29,831
Apple	3,490		436,773
Applied Materials	600		11,874
Arch Capital Group	100	[a]	6,068
Archer-Daniels-Midland	820		40,082
Arrow Electronics	200	[a]	11,942
Ashland	100		12,636
Assurant	200		12,292
AT&T	5,740		198,834
Automatic Data Processing	310		26,207
AutoNation	100	[a]	6,155
Avery Dennison	100		5,559
Axis Capital Holdings	200		10,412
Baker Hughes	210		14,377
Ball	210		15,416
Bank of America	3,590		57,189
Becton Dickinson & Co	107		15,073
Bed Bath & Beyond	210	[a]	14,797
Berkshire Hathaway, Cl. B	410	[a]	57,896
Best Buy	720		24,948
Biogen	100	[a]	37,393
BlackRock	100		36,394
Boeing	820		117,539
BorgWarner	100		5,920
Boston Scientific	500	[a]	8,910
Bristol-Myers Squibb	510		32,502
Broadcom, Cl. A	100		4,420

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Bunge	210		18,138
C.H. Robinson Worldwide	210		13,522
C.R. Bard	100		16,658
Cablevision Systems (NY Group), Cl. A	500		9,990
Cabot Oil & Gas	100		3,382
California Resources	328		3,050
Cameron International	210	[a]	11,512
Capital One Financial	210		16,978
Cardinal Health	610		51,447
Carnival	200		8,794
Caterpillar	610		52,997
CBRE Group, Cl. A	210	[a]	8,051
CBS, Cl. B	310		19,260
CDK Global	100		4,792
Celanese, Ser. A	200		13,272
Celgene	310	[a]	33,499
CenterPoint Energy	410		8,598
CenturyLink	610		21,936
Charles Schwab	200		6,100
Chevron	210		23,323
Chubb	310		30,488
Church & Dwight	100		8,117
Cigna	310		38,638
Cincinnati Financial	100		5,064
Cintas	100		7,995
Cisco Systems	4,000		115,320
CIT Group	100		4,503
Citrix Systems	100	[a]	6,716
Clorox	100		10,610
CMS Energy	210		7,125
Coca-Cola	1,640		66,518
Coca-Cola Enterprises	410		18,208
Cognizant Technology Solutions, Cl. A	200	[a]	11,708
Colgate-Palmolive	510		34,313
Comcast, Cl. A	1,230		71,045
Comcast, Cl. A (Special)	210		12,094

28

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Comerica	100		4,741
Communications Sales & Leasing	200	[a]	6,016
Computer Sciences	210		13,534
ConocoPhillips	2,250		152,820
Consolidated Edison	310		19,080
Constellation Brands, Cl. A	100		11,594
Corning	920		19,256
Costco Wholesale	510		72,955
Crown Castle International	100		8,353
Crown Holdings	200	[a]	10,852
CSX	820		29,594
Cummins	100		13,826
CVS Health	1,850		183,686
Danaher	100		8,188
DaVita HealthCare Partners	100	[a]	8,110
Deere & Co	310		28,061
Delphi Automotive	510		42,330
Delta Air Lines	410		18,302
Denbury Resources	200		1,762
Devon Energy	410		27,966
Dick’s Sporting Goods	100		5,426
DIRECTV	510	[a]	46,259
Discover Financial Services	410		23,768
Discovery Communications, Cl. A	100	[a]	3,236
Discovery Communications, Cl. C	310	[a]	9,371
Dollar General	200		14,542
Dollar Tree	200	[a]	15,282
Dover	200		15,144
Dow Chemical	1,130		57,630
Dr. Pepper Snapple Group	310		23,120
DTE Energy	200		15,926
Duke Energy	410		31,804
Duke Realty	100	[c]	1,981
Eastman Chemical	100		7,622
Eaton Vance	100		4,108
Ecolab	100		11,198

The Fund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Edison International	310		18,891
Edwards Lifesciences	100	[a]	12,665
Electronic Arts	100	[a]	5,809
Eli Lilly & Co	720		51,746
EMC	720		19,375
Emerson Electric	610		35,886
Entergy	410		31,644
EOG Resources	310		30,674
Equifax	100		9,693
Equity Residential	100	[c]	7,386
Estee Lauder, Cl. A	100		8,129
Everest Re Group	100		17,891
Exelon	920		31,298
Expedia	100		9,423
Expeditors International of Washington	100		4,583
Exxon Mobil	4,720		412,386
Facebook, Cl. A	210	[a]	16,542
Fastenal	100		4,262
FedEx	200		33,914
Fidelity National Information Services	310		19,372
Fifth Third Bancorp	300		6,000
Fiserv	200	[a]	15,520
Flextronics International	1,000	[a]	11,525
Flowserve	100		5,853
Fluor	210		12,629
FMC Technologies	100	[a]	4,410
Ford Motor	2,970		46,926
Fossil Group	100	[a]	8,398
Franklin Resources	210		10,828
Frontier Communications	1,000		6,860
GameStop, Cl. A	310		11,947
Gap	410		16,252
Garmin	100		4,519
General Dynamics	410		56,301
General Electric	8,100		219,348
General Growth Properties	100	[c]	2,740

30

Common Stocks (continued)	Shares		Value ($)
United States (continued)
General Mills	410		22,689
Genuine Parts	100		8,985
Genworth Financial, Cl. A	400	[a]	3,516
Gilead Sciences	720	[a]	72,367
Goldman Sachs Group	510		100,174
H&R Block	310		9,374
Halliburton	820		40,139
Halyard Health	51		2,472
Harley-Davidson	100		5,621
Harris	100		8,024
Hartford Financial Services Group	210		8,562
Hasbro	100		7,079
HCA Holdings	410	[a]	30,344
HCP	100	[c]	4,029
Health Care REIT	100	[c]	7,202
Helmerich & Payne	100		7,797
Henry Schein	100	[a]	13,710
Herbalife	200	[a]	8,304
Hershey	100		9,192
Hertz Global Holdings	200	[a]	4,168
Hess	310		23,839
Hewlett-Packard	5,840		192,545
Hilton Worldwide Holdings	100	[a]	2,896
Hologic	100	[a]	3,374
Home Depot	2,150		230,007
Honeywell International	610		61,561
Hormel Foods	100		5,435
Host Hotels & Resorts	200	[c]	4,028
Illinois Tool Works	310		29,010
Ingersoll-Rand	310		20,410
Intel	4,710		153,310
International Business Machines	1,130		193,558
Interpublic Group of Companies	400		8,336
Intuit	100		10,033
Invesco	410		16,982
Iron Mountain	224		7,726

The Fund 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
J.M. Smucker	100		11,592
Johnson & Johnson	2,050		203,360
Juniper Networks	210		5,550
Kellogg	210		13,299
KeyCorp	300		4,335
Kimberly-Clark	410		44,973
Kimco Realty	200	[c]	4,820
Kinder Morgan	760		32,642
Kohl’s	410		29,376
Kraft Foods Group	410		34,748
Kroger	1,840		126,794
L Brands	210		18,766
L-3 Communications Holdings	100		11,491
Laboratory Corporation of America Holdings	100	[a]	11,956
Lam Research	100		7,558
Las Vegas Sands	100		5,288
Legg Mason	100		5,265
Leggett & Platt	100		4,247
Lennar, Cl. A	100		4,580
Level 3 Communications	100	[a]	5,594
Lincoln National	310		17,512
Linear Technology	100		4,613
LKQ	100	[a]	2,707
Lockheed Martin	510		95,166
Lorillard	310		21,657
Lowe’s	1,850		127,391
LyondellBasell Industries, Cl. A	510		52,795
Macy’s	410		26,498
Manpowergroup	210		17,919
Marathon Oil	610		18,971
Marathon Petroleum	610		60,128
Marriott International, Cl. A	210		16,810
Marsh & McLennan	510		28,642
Marvell Technology Group	400		5,604
Masco	310		8,212
MasterCard, Cl. A	310		27,965

32

Common Stocks (continued)	Shares		Value ($)
United States (continued)
McCormick & Co	100		7,530
McGraw-Hill Financial	310		32,333
McKesson	410		91,594
MDU Resources Group	100		2,229
Mead Johnson Nutrition	100		9,592
MeadWestvaco	200		9,760
Medtronic	410		30,524
Merck & Co	1,540		91,722
MetLife	410		21,029
MGM Resorts International	200	[a]	4,230
Microchip Technology	100		4,765
Micron Technology	920	[a]	25,880
Microsoft	3,080		149,811
Molson Coors Brewing, Cl. B	100		7,351
Monsanto	210		23,932
Monster Beverage	100	[a]	13,711
Moody’s	100		10,752
Morgan Stanley	510		19,028
Mosaic	200		8,800
Motorola Solutions	210		12,548
Murphy Oil	310		14,759
Mylan	100	[a]	7,226
Nabors Industries	210		3,507
NASDAQ OMX Group	100		4,863
National Oilwell Varco	210		11,426
Nielsen	100		4,494
NetApp	310		11,238
New York Community Bancorp	200		3,438
Newell Rubbermaid	310		11,820
News Corp., Cl. A	200	[a]	3,156
NextEra Energy	200		20,186
NIKE, Cl. B	510		50,408
NiSource	310		13,460
Noble Energy	100		5,072
Nordstrom	200		15,112
Norfolk Southern	310		31,264

The Fund 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Northern Trust	100		7,315
Northrop Grumman	410		63,156
NRG Energy	310		7,824
NVIDIA	300		6,659
O’Reilly Automotive	100	[a]	21,783
Occidental Petroleum	820		65,682
Oceaneering International	100		5,511
OGE Energy	100		3,268
Omnicare	100		8,798
Omnicom Group	410		31,062
ONEOK	100		4,810
Oracle	1,740		75,899
Owens-Illinois	200	[a]	4,782
PACCAR	310		20,259
Pall	100		9,732
PartnerRe	100		12,800
Paychex	310		15,001
Pentair	100		6,215
People’s United Financial	300		4,533
PepsiCo	1,540		146,485
Pfizer	6,050		205,277
Phillips 66	720		57,103
Pinnacle West Capital	100		6,120
PPG Industries	100		22,156
Praxair	100		12,193
Principal Financial Group	210		10,735
Progressive	820		21,861
Prologis	100	[c]	4,020
Prudential Financial	410		33,456
Public Storage	100	[c]	18,791
PulteGroup	200		3,860
QEP Resources	100		2,250
QUALCOMM	720		48,960
Quanta Services	100	[a]	2,891
Quest Diagnostics	200		14,284
Raymond James Financial	100		5,653

34

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Rayonier	100	[c]	2,559
Raytheon	410		42,640
Realogy Holdings	100	[a]	4,741
Regency Centers	100	[c]	6,278
Regions Financial	300		2,949
RenaissanceRe Holdings	100		10,249
Republic Services	210		8,532
ResMed	100		6,394
Reynolds American	410		30,053
Robert Half International	200		11,090
Rock-Tenn, Cl. A	100		6,298
Rockwell Automation	100		11,860
Rockwell Collins	100		9,733
Ross Stores	210		20,765
Royal Caribbean Cruises	100		6,806
salesforce.com	100	[a]	7,282
SanDisk	100		6,694
SCANA	100		5,298
Schlumberger	920		87,041
Seagate Technology	510		29,947
Sealed Air	200		9,120
Sears Holdings	210	[a]	8,387
SEI Investments	100		4,566
Sempra Energy	100		10,617
Sensata Technologies Holding	100	[a]	5,521
Sherwin-Williams	100		27,800
Simon Property Group	100	[c]	18,149
Sirius XM Holdings	1,700	[a]	6,715
Southern	510		22,593
Southwest Airlines	200		8,112
Southwestern Energy	200	[a]	5,606
Spectra Energy	310		11,548
SPX	100		7,700
St. Jude Medical	210		14,711
Stanley Black & Decker	100		9,870
Staples	1,130		18,442

The Fund 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Starbucks	400		19,832
Starwood Hotels & Resorts Worldwide	100	[c]	8,595
SunTrust Banks	200		8,300
Superior Energy Services	100		2,550
Symantec	510		12,712
Sysco	610		22,588
T. Rowe Price Group	210		17,048
TD Ameritrade Holding	100		3,625
TE Connectivity	410		27,285
Teradata	100	[a]	4,399
Tesoro	210		18,024
Texas Instruments	1,130		61,257
Textron	410		18,032
The TJX Companies	720		46,469
Thermo Fisher Scientific	100		12,568
Time Warner	1,030		86,942
Time Warner Cable	310		48,211
Torchmark	100		5,611
Total System Services	100		3,956
Tractor Supply	100		8,606
Travelers	920		93,021
TRW Automotive Holdings	100	[a]	10,506
Twenty-First Century Fox, Cl. A	720		24,538
Twenty-First Century Fox, Cl. B	210		7,004
Tyco International	510		20,084
Tyson Foods, Cl. A	720		28,440
Union Pacific	820		87,109
United Continential Holdings	100	[a]	5,974
United Parcel Service, Cl. B	610		61,323
United Rentals	100	[a]	9,658
UnitedHealth Group	1,020		113,628
Universal Health Services, Cl. B	100		11,695
Unum Group	410		14,006
Urban Outfitters	100	[a]	4,004
Valero Energy	1,330		75,677

36

Common Stocks (continued)	Shares		Value ($)
United States (continued)
Vantiv, Cl. A	100	[a]	3,910
Ventas	100	[c]	6,890
VeriSign	200	[a]	12,702
Verisk Analytics, Cl. A	100	[a]	7,504
Verizon Communications	5,430		273,889
VF	210		15,210
Viacom, Cl. B	410		28,475
Visa, Cl. A	840		55,482
Voya Financial	100		4,234
W.R. Berkley	200		9,798
Wal-Mart Stores	1,230		96,002
Walt Disney	1,440		156,557
Waste Management	210		10,401
Weatherford International	400	[a]	5,820
Western Digital	100		9,774
Western Union	820		16,630
Weyerhaeuser	100	[c]	3,151
Whirlpool	100		17,560
Whiting Petroleum	100	[a]	3,791
Whole Foods Market	100		4,776
Williams	100		5,119
Willis Group Holdings	100		4,863
Windstream Holdings	167		1,947
Wisconsin Energy	210		10,315
Wyndham Worldwide	200		17,080
Xcel Energy	410		13,903
Xerox	1,640		18,860
Xilinx	100		4,336
XL Group	310		11,495
Xylem	100		3,702
Yum! Brands	210		18,052
Zoetis	200		8,884
			11,967,286
Total Common Stocks
(cost $19,889,822)			20,558,261

The Fund 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks—.3%	Shares	Value ($)
Germany
Bayerische Motoren Werke	62	5,689
Fuchs Petrolub	60	2,539
Henkel & Co	91	10,637
Volkswagen	155	40,182

Total Preferred Stocks
(cost $53,195)		59,047

Other Investment—.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $112,695)	112,695 [d]	112,695
Total Investments (cost $20,055,712)	99.5%	20,730,003
Cash and Receivables (Net)	.5%	98,404
Net Assets	100.0%	20,828,407

ADR — American Depository Receipts
BR — Bearer Certificate
CDI — Chess Depository Interest
PC — Participation Certificate
RSP — Retirement Savings Plan
REIT — Real Estate Investment Trust
SDR — Swedish Depository Receipts
a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2015, the value of this security amounted to $4,091 or .02% of net assets.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	15.0	Consumer Staples	10.0
Consumer Discretionary	13.8	Telecommunication Services	5.9
Industrial	13.7	Materials	4.2
Information Technology	11.6	Utilities	4.2
Health Care	10.5	Money Market Investment	.5
Energy	10.1		99.5

† Based on net assets.
See notes to financial statements.

38

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			19,943,017	20,617,308
Affiliated issuers			112,695	112,695
Cash denominated in foreign currencies			102,340	102,757
Dividends receivable				50,585
Prepaid expenses				42,294
Due from The Dreyfus Corporation and affiliates—Note 3(c)				6,809
				20,932,448
Liabilities ($):
Accrued expenses and other liabilities				104,041
Net Assets ($)				20,828,407
Composition of Net Assets ($):
Paid-in capital				20,011,664
Accumulated undistributed investment income—net				127,256
Accumulated net realized gain (loss) on investments				14,416
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions				675,071
Net Assets ($)				20,828,407

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	115,752	104,947	20,503,625	104,083
Shares Outstanding	8,908	8,104	1,576,000	8,000
Net Asset Value Per Share ($)	12.99	12.95	13.01	13.01

See notes to financial statements.

The Fund 39

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $15,148 foreign taxes withheld at source):
Unaffiliated issuers	258,675
Affiliated issuers	43
Interest	166
Total Income	258,884
Expenses:
Management fee—Note 3(a)	45,296
Professional fees	54,695
Registration fees	37,948
Prospectus and shareholders’ reports	5,838
Trustees’ fees and expenses—Note 3(d)	2,000
Custodian fees—Note 3(c)	1,017
Shareholder servicing costs—Note 3(c)	471
Distribution fees—Note 3(b)	381
Loan commitment fees—Note 2	244
Miscellaneous	43,356
Total Expenses	191,246
Less—reduction in expenses due to undertaking—Note 3(a)	(129,974)
Net Expenses	61,272
Investment Income—Net	197,612
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	16,174
Net realized gain (loss) on forward foreign currency exchange contracts	(116)
Net Realized Gain (Loss)	16,058
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	756,772
Net Realized and Unrealized Gain (Loss) on Investments	772,830
Net Increase in Net Assets Resulting from Operations	970,442

See notes to financial statements.

40

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment income—net	197,612	26,623
Net realized gain (loss) on investments	16,058	647
Net unrealized appreciation (depreciation)
on investments	756,772	(81,701)
Net Increase (Decrease) in Net Assets
Resulting from Operations	970,442	(54,431)
Dividends to Shareholders from ($):
Investment income—net:
Class A	(464)	—
Class C	(340)	—
Class I	(99,288)	—
Class Y	(504)	—
Total Dividends	(100,596)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	11,738	100,000
Class C	—	101,250
Class I	—	19,700,000
Class Y	—	100,000
Dividends reinvested:
Class C	4	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,742	20,001,250
Total Increase (Decrease) in Net Assets	881,588	19,946,819
Net Assets ($):
Beginning of Period	19,946,819	—
End of Period	20,828,407	19,946,819
Undistributed investment income—net	127,256	30,240

The Fund 41

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	908	8,000
Class C
Shares sold	—	8,103
Shares issued for dividends reinvested	1	—
Net Increase (Decrease) in Shares Outstanding	1	8,103
Class I
Shares sold	—	1,576,000
Class Y
Shares sold	—	8,000

a From September 15, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

42

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.46	12.50
Investment Operations:
Investment income—net[b]	.11	.01
Net realized and unrealized gain (loss) on investments	.48	(.05)
Total from Investment Operations	.59	(.04)
Distributions:
Dividends from investment income—net	(.06)	—
Net asset value, end of period	12.99	12.46
Total Return (%)[c,d]	4.73	(.32)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.27	5.60
Ratio of net expenses to average net assets[e]	.85	.85
Ratio of net investment income to average net assets[e]	1.73	.82
Portfolio Turnover Rate[d]	.03	.01
Net Assets, end of period ($ x 1,000)	116	100

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 43

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.45	12.50
Investment Operations:
Investment income—net[b]	.06	.00 [c]
Net realized and unrealized gain (loss) on investments	.48	(.05)
Total from Investment Operations	.54	(.05)
Distributions:
Dividends from investment income—net	(.04)	—
Net asset value, end of period	12.95	12.45
Total Return (%)[d,e]	4.36	(.40)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	3.06	6.34
Ratio of net expenses to average net assets[f]	1.60	1.60
Ratio of net investment income to average net assets[f]	.97	.06
Portfolio Turnover Rate[e]	.03	.01
Net Assets, end of period ($ x 1,000)	105	101

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

44

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.47	12.50
Investment Operations:
Investment income—net[b]	.12	.02
Net realized and unrealized gain (loss) on investments	.48	(.05)
Total from Investment Operations	.60	(.03)
Distributions:
Dividends from investment income—net	(.06)	—
Net asset value, end of period	13.01	12.47
Total Return (%)[c]	4.85	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.89	5.03
Ratio of net expenses to average net assets[d]	.60	.60
Ratio of net investment income to average net assets[d]	1.97	1.07
Portfolio Turnover Rate[c]	.03	.01
Net Assets, end of period ($ x 1,000)	20,504	19,647

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 45

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.47	12.50
Investment Operations:
Investment income—net[b]	.12	.02
Net realized and unrealized gain (loss) on investments	.48	(.05)
Total from Investment Operations	.60	(.03)
Distributions:
Dividends from investment income—net	(.06)	—
Net asset value, end of period	13.01	12.47
Total Return (%)[c]	4.85	(.24)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.89	5.03
Ratio of net expenses to average net assets[d]	.60	.60
Ratio of net investment income to average net assets[d]	1.97	1.07
Portfolio Turnover Rate[c]	.03	.01
Net Assets, end of period ($ x 1,000)	104	100

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

46

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Global Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C and all of the outstanding Class I and Class Y shares of the fund.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

48

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securi-

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ties and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

50

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	11,967,286	—		—	11,967,286
Equity Securities—
Foreign
Common Stocks†	43,719	8,547,256	††	—	8,590,975
Equity Securities—
Foreign
Preferred Stocks†	—	59,047	††	—	59,047
Mutual Funds	112,695	—		—	112,695

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2014, $8,291,586 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	85,000	207,695	180,000	112,695.5

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

52

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,642 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2014. These short-term capital losses can be carried forward for an unlimited period.

The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or to assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $129,974 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter

54

into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $381 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $127 and $127, respectively, pursuant to the Shareholder Services Plan.

The Fund 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $65 for transfer agency services and $3 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $1,017 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,712, Distribution Plan fees $65, Shareholder Services Plan fees $44, custodian fees $16,000, Chief Compliance Officer fees $3,682 and transfer agency fees $220, which are offset against an expense reimbursement currently in effect in the amount of $34,532.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

56

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2015, amounted to $5,778 and $25,241, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the

The Fund 57

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2015, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2015:

Average Market Value ($)
Forward contracts	59

At April 30, 2015, accumulated net unrealized appreciation on investments was $674,291, consisting of $1,507,859 gross unrealized appreciation and $833,568 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

58

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Strategic Beta
U.S. Equity Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
24	Financial Highlights
28	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Beta
U.S. Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta US Equity Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting modest gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, stock prices were driven broadly higher over the final months of 2014 as U.S. corporate fundamentals benefited from a sustained economic recovery, which was fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. However, gains moderated over the first four months of 2015, when investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, foreign currencies recently have strengthened, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. In the meantime, expectations of the timing of short-term interest rate hikes from monetary policymakers have been pushed back, and eventual rate increases are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by William S. Cazalet, CAIA, Ronald P. Gala, CFA, C.Wesley Boggs, and Peter D. Goslin, CFA

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Strategic Beta U.S. Equity Fund’s Class A shares produced a total return of 4.17%, Class C shares returned 3.77%, Class I shares returned 4.30%, and Class Y shares returned 4.30%.1 In comparison, the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, returned 4.39% for the same period.2

Despite high levels of volatility, domestic stock prices advanced moderately amid continued U.S. economic growth and aggressive stimulus programs in overseas markets. The fund’s returns were roughly in line with its benchmark, as the benefits of generally successful sector allocations and security selections were balanced by shortfalls in the information technology sector.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies.

We use a proprietary, quantitative “strategic beta” strategy to identify attractively valued stocks and assign portfolio weightings based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest; taxation; depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. (In contrast, most market indices assign weightings based on market capitalization.) Next, we rank companies based on the quality and growth of their earnings.We typically exclude companies with the lowest earnings quality and earnings growth metrics.We attempt to manage risk by diversifying across companies and industries.The fund’s portfolio is rebalanced semiannually.

Financial Markets Buffeted by Volatility

The U.S. economy continued to recover during the reporting period, but the expansion proved uneven in the face of severe winter weather.Weak economic con-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

ditions in international markets further increased investor uneasiness, prompting European and Japanese central banks to adopt more aggressively accommodative monetary policies. Massive quantitative easing programs and lower interest rates caused the U.S. dollar to appreciate sharply against most foreign currencies, hampering revenues for U.S. exporters. Meanwhile, steeply declining oil prices generated challenges for energy producers, while consumers and certain industries benefited from lower fuel prices.

Equity markets proved choppy in this environment. During the first four months of the reporting period, the S&P 500 Index repeatedly vacillated between gains and losses. By mid-March, however, economic data improved, and the market remained in positive territory through the reporting period’s end. Most industry groups posted gains for the reporting period overall, led by the consumer discretionary and health care sectors. Conversely, the energy, utilities, and telecommunications services sectors lost a degree of value.

Mixed Results from Individual Holdings

The fund’s sector allocations helped support its performance compared to the S&P 500 Index over the reporting period. Overweighted exposure to the consumer discretionary sector boosted participation in the benchmark’s strongest performing segment, and an underweighted position in the financials sector cushioned the impact of a lagging market sector. In contrast, overweighted exposure to the telecommunications services sector and a slightly underweighted position among information technology stocks weighed mildly on relative performance.

Our disciplined security selection process produced notably strong results in the health care sector, where industry leader Pfizer announced a well-received merger and received regulatory approval of a global agreement for sales of a human growth hormone product. In the generally struggling energy sector, underweighted exposure to integrated energy producer Chevron aided relative performance when the company cut capital spending and suspended its stock buyback program. Although the materials sector generally struggled with declining commodity prices, the fund produced above-average results by emphasizing chemical producers — such as LyondellBasell — that benefited from lower input costs.

4

Individual disappointments during the reporting period were concentrated mainly in the information technology sector. Underweighted exposure to software giant Microsoft proved ineffective when the company reported better-than-expected quarterly financial results in which growth in cloud-related services more than offset ongoing weakness in personal computing.We maintained an overweighted position in Hewlett-Packard due to an attractive valuation and strong earnings quality, but weaker-than-expected sales drove its stock prices lower. Semiconductor manufacturer Qualcomm looked good to us based on valuation and quality metrics, but the stock was hurt when a major smartphone maker announced that the company’s chips would not appear in its new products.

Focusing on Quality, Value, and Growth

Although we employ a quantitative process that does not directly consider macroeconomic factors, it is worth noting that we believe the U.S. economy has continued to expand and international markets may be poised for recovery. As of the end of the reporting period, our models have identified an ample number of opportunities meeting our valuation, earnings growth, and earnings quality criteria in the energy and health care sectors. In contrast, stocks of financial institutions currently appear richly valued, in our opinion.

May 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses byThe Dreyfus Corporation pursuant to an agreement in effect until March 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC.—Reflects the monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta U.S. Equity Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 3.80	$ 7.58	$ 2.53	$ 2.53
Ending value (after expenses)	$ 1,041.70	$ 1,037.70	$ 1,043.00	$ 1,043.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 3.76	$ 7.50	$ 2.51	$ 2.51
Ending value (after expenses)	$ 1,021.08	$ 1,017.36	$ 1,022.32	$1,022.32

† Expenses are equal to the fund’s annualized expense ratio of .75% for Class A, 1.50% for Class C, .50% for Class
I and .50% for ClassY, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.8%	Shares	Value ($)
Automobiles & Components—2.1%
Delphi Automotive	213	17,679
General Motors	1,761	61,741
Goodyear Tire & Rubber	289	8,197
Harley-Davidson	60	3,373
Johnson Controls	507	25,543
		116,533
Banks—1.5%
BB&T	274	10,491
Comerica	27	1,280
Huntington Bancshares	156	1,694
KeyCorp	251	3,627
SunTrust Banks	240	9,960
Wells Fargo & Co	1,009	55,596
Zions Bancorporation	80	2,267
		84,915
Capital Goods—9.4%
3M	314	49,106
Allegion	16	978
AMETEK	36	1,887
Boeing	198	28,381
Caterpillar	498	43,266
Cummins	85	11,752
Danaher	60	4,913
Deere & Co	133	12,039
Dover	136	10,298
Eaton	123	8,454
Emerson Electric	317	18,649
Fastenal	57	2,429
Flowserve	94	5,502
Fluor	87	5,232
General Dynamics	213	29,249
General Electric	1,970	53,348
Honeywell International	147	14,835
Illinois Tool Works	315	29,478
Ingersoll-Rand	95	6,255

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Jacobs Engineering Group	108	[a]	4,629
L-3 Communications Holdings	32		3,677
Lockheed Martin	170		31,722
Masco	214		5,669
Northrop Grumman	131		20,179
PACCAR	139		9,084
Pall	44		4,282
Parker Hannifin	81		9,668
Pentair	180		11,187
Raytheon	155		16,120
Rockwell Automation	81		9,607
Rockwell Collins	38		3,699
Roper Technologies	16		2,691
Snap-on	16		2,393
Stanley Black & Decker	46		4,540
Textron	121		5,322
United Rentals	68	[a]	6,567
United Technologies	308		35,035
W.W. Grainger	24		5,962
Xylem	44		1,629
			529,713
Commercial & Professional Services—.8%
ADT	65		2,444
Cintas	71		5,676
Dun & Bradstreet	19		2,426
Equifax	35		3,393
Nielsen	114		5,123
Pitney Bowes	155		3,467
Robert Half International	43		2,384
Stericycle	11	[a]	1,468
Tyco International	125		4,922
Waste Management	232		11,491
			42,794

8

Common Stocks (continued)	Shares		Value ($)
Consumer Durables & Apparel—.9%
Coach	101		3,859
D.R. Horton	65		1,651
Fossil Group	32	[a]	2,687
Garmin	55		2,485
Hanesbrands	97		3,015
Harman International Industries	28		3,651
Hasbro	69		4,885
Leggett & Platt	77		3,270
Lennar, Cl. A	79		3,618
Mattel	83		2,337
Michael Kors Holdings	80	[a]	4,949
Mohawk Industries	11	[a]	1,909
VF	174		12,603
			50,919
Consumer Services—1.4%
Carnival	131		5,760
Chipotle Mexican Grill	4	[a]	2,485
Darden Restaurants	97		6,186
H&R Block	141		4,264
Marriott International, Cl. A	187		14,969
Royal Caribbean Cruises	80		5,445
Starbucks	270		13,387
Starwood Hotels & Resorts Worldwide	139	[b]	11,947
Wyndham Worldwide	77		6,576
Yum! Brands	91		7,822
			78,841
Diversified Financials—2.4%
Affiliated Managers Group	20	[a]	4,523
American Express	346		26,798
Berkshire Hathaway, Cl. B	235	[a]	33,184
Charles Schwab	110		3,355
Discover Financial Services	196		11,362
Franklin Resources	307		15,829

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Invesco	132		5,467
Moody’s	118		12,687
Navient	264		5,159
State Street	78		6,015
T. Rowe Price Group	129		10,472
			134,851
Energy—12.2%
Cameron International	336	[a]	18,419
Chevron	847		94,068
CONSOL Energy	85		2,761
Ensco, Cl. A	176		4,801
EQT	26		2,338
Exxon Mobil	3,017		263,595
FMC Technologies	143	[a]	6,306
Helmerich & Payne	30		2,339
Kinder Morgan	471		20,229
Marathon Petroleum	554		54,608
Murphy Oil	78		3,714
National Oilwell Varco	428		23,287
Noble	267		4,622
ONEOK	141		6,782
Phillips 66	1,160		92,000
Pioneer Natural Resources	17		2,937
Range Resources	41		2,606
Spectra Energy	193		7,189
Tesoro	200		17,166
Valero Energy	1,013		57,640
			687,407
Food & Staples Retailing—6.1%
Costco Wholesale	318		45,490
CVS Health	620		61,560
Kroger	640		44,102
Sysco	223		8,258
Wal-Mart Stores	1,730		135,027
Walgreens Boots Alliance	458		37,982
Whole Foods Market	182		8,692
			341,111

10

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—4.9%
Altria Group	794		39,740
Archer-Daniels-Midland	859		41,988
Brown-Forman, Cl. B	27		2,436
Campbell Soup	73		3,264
Coca-Cola	724		29,365
Coca-Cola Enterprises	229		10,170
Constellation Brands, Cl. A	15		1,739
Dr. Pepper Snapple Group	57		4,251
General Mills	141		7,803
Hormel Foods	57		3,098
Kellogg	104		6,586
Lorillard	182		12,715
McCormick & Co	48		3,614
Mead Johnson Nutrition	29		2,782
Molson Coors Brewing, Cl. B	57		4,190
Mondelez International, Cl. A	274		10,513
Monster Beverage	22	[a]	3,016
PepsiCo	716		68,106
Reynolds American	89		6,524
Tyson Foods, Cl. A	305		12,048
			273,948
Health Care Equipment & Services—7.5%
Abbott Laboratories	661		30,684
Aetna	252		26,931
AmerisourceBergen	306		34,976
Anthem	144		21,734
Baxter International	102		7,011
Becton Dickinson & Co	82		11,552
Boston Scientific	277	[a]	4,936
C.R. Bard	27		4,498
Cardinal Health	334		28,170
Cerner	43	[a]	3,088
Cigna	196		24,429
DaVita HealthCare Partners	24	[a]	1,946
DENTSPLY International	62		3,162
Edwards Lifesciences	28	[a]	3,546
Express Scripts Holding	367	[a]	31,709

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
HCA Holdings	331	[a]	24,497
Henry Schein	33	[a]	4,524
Humana	73		12,089
Intuitive Surgical	5	[a]	2,480
Laboratory Corporation of America Holdings	17	[a]	2,033
McKesson	198		44,233
Medtronic	214		15,932
Quest Diagnostics	26		1,857
St. Jude Medical	77		5,394
Stryker	49		4,520
Tenet Healthcare	75	[a]	3,590
UnitedHealth Group	477		53,138
Universal Health Services, Cl. B	46		5,380
Varian Medical Systems	41	[a]	3,643
Zimmer Holdings	15		1,648
			423,330
Household & Personal Products—1.0%
Clorox	53		5,623
Colgate-Palmolive	209		14,062
Estee Lauder, Cl. A	168		13,657
Kimberly-Clark	176		19,305
Procter & Gamble	41		3,260
			55,907
Insurance—3.6%
Aflac	157		9,897
Allstate	125		8,707
Aon	197		18,957
Chubb	63		6,196
Cincinnati Financial	86		4,355
Genworth Financial, Cl. A	363	[a]	3,191
Hartford Financial Services Group	267		10,886
Lincoln National	165		9,321
Loews	110		4,580
Marsh & McLennan	257		14,433
MetLife	914		46,879
Principal Financial Group	102		5,214

12

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Progressive	234		6,238
Prudential Financial	228		18,605
Travelers	294		29,726
Unum Group	159		5,431
			202,616
Materials—4.4%
Air Products & Chemicals	37		5,307
Airgas	10		1,013
Alcoa	483		6,482
Allegheny Technologies	49		1,665
Avery Dennison	51		2,835
Ball	63		4,625
CF Industries Holdings	44		12,649
Dow Chemical	1,155		58,905
Ecolab	44		4,927
FMC	29		1,720
International Flavors & Fragrances	24		2,754
International Paper	238		12,785
LyondellBasell Industries, Cl. A	800		82,816
Mosaic	221		9,724
Newmont Mining	190		5,033
Owens-Illinois	109	[a]	2,606
PPG Industries	43		9,527
Praxair	55		6,706
Sherwin-Williams	46		12,788
Sigma-Aldrich	13		1,806
Vulcan Materials	26		2,224
			248,897
Media—5.0%
Cablevision Systems (NY Group), Cl. A	214		4,276
CBS, Cl. B	186		11,556
Comcast, Cl. A	1,267		73,182
DIRECTV	132	[a]	11,973
Gannett	181		6,212
Interpublic Group of Companies	246		5,127
News Corp., Cl. A	124	[a]	1,957

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Media (continued)
Omnicom Group	178		13,485
Scripps Networks Interactive, Cl. A	73		5,100
Time Warner	577		48,705
Time Warner Cable	75		11,664
Twenty-First Century Fox, Cl. A	992		33,807
Viacom, Cl. B	141		9,792
Walt Disney	416		45,228
			282,064
Pharmaceuticals, Biotech &
Life Sciences—10.6%
AbbVie	693		44,809
Actavis	16	[a]	4,526
Agilent Technologies	93		3,847
Alexion Pharmaceuticals	26	[a]	4,400
Amgen	228		36,003
Biogen Idec	39	[a]	14,583
Bristol-Myers Squibb	267		17,016
Celgene	208	[a]	22,476
Eli Lilly & Co	218		15,668
Gilead Sciences	875	[a]	87,946
Johnson & Johnson	1,111		110,211
Mallinckrodt	19	[a]	2,150
Merck & Co	1,722		102,562
Mylan	58	[a]	4,191
PerkinElmer	26		1,333
Perrigo Company	18		3,299
Pfizer	3,016		102,333
Regeneron Pharmaceuticals	7	[a]	3,202
Thermo Fisher Scientific	74		9,300
Waters	18	[a]	2,253
Zoetis	106		4,709
			596,817
Real Estate—1.2%
American Tower	16	[b]	1,512
AvalonBay Communities	19	[b]	3,122

14

Common Stocks (continued)	Shares		Value ($)
Real Estate (continued)
Boston Properties	17	[b]	2,249
Equity Residential	59	[b]	4,358
General Growth Properties	188	[b]	5,151
HCP	133	[b]	5,359
Health Care	34	[b]	2,449
Host Hotels & Resorts	299	[b]	6,022
Kimco Realty	77	[b]	1,856
Macerich	52	[b]	4,252
Prologis	72	[b]	2,894
Public Storage	32	[b]	6,013
Simon Property Group	57	[b]	10,345
SL Green Realty	7	[b]	857
Ventas	29	[b]	1,998
Vornado Realty Trust	33	[b]	3,415
Weyerhaeuser	201	[b]	6,334
			68,186
Retailing—5.9%
AutoNation	137	[a]	8,432
Bed Bath & Beyond	72	[a]	5,073
Best Buy	518		17,949
Dollar General	147		10,688
Dollar Tree	52	[a]	3,973
Expedia	60		5,654
GameStop, Cl. A	112		4,316
Gap	267		10,584
Genuine Parts	54		4,852
Home Depot	811		86,761
Kohl’s	155		11,106
L Brands	125		11,170
Lowe’s	711		48,959
Macy’s	301		19,454
Netflix	3	[a]	1,670
O’Reilly Automotive	31	[a]	6,753
Priceline Group	6	[a]	7,427
Ross Stores	79		7,812

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Staples	490		7,997
Target	354		27,906
The TJX Companies	275		17,749
Tractor Supply	32		2,754
TripAdvisor	18	[a]	1,449
Urban Outfitters	52	[a]	2,082
			332,570
Semiconductors & Semiconductor
Equipment—1.7%
Altera	127		5,293
Applied Materials	296		5,858
Avago Technologies	33		3,857
Broadcom, Cl. A	130		5,747
First Solar	39	[a]	2,327
Lam Research	43		3,250
Linear Technology	23		1,061
Microchip Technology	78		3,717
Micron Technology	809	[a]	22,757
NVIDIA	249		5,527
Skyworks Solutions	53		4,889
Texas Instruments	513		27,810
Xilinx	117		5,073
			97,166
Software & Services—3.7%
Accenture, Cl. A	198		18,345
Adobe Systems	47	[a]	3,575
Akamai Technologies	25	[a]	1,844
CA	76		2,414
Citrix Systems	112	[a]	7,522
Computer Sciences	98		6,316
Electronic Arts	95	[a]	5,519
Facebook, Cl. A	98	[a]	7,719
Fidelity National Information Services	37		2,312
Fiserv	87	[a]	6,751
Google, Cl. A	34	[a]	18,658

16

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. C	34	[a]	18,320
Intuit	87		8,729
MasterCard, Cl. A	141		12,720
Microsoft	438		21,304
Paychex	59		2,855
Red Hat	25	[a]	1,882
Teradata	120	[a]	5,279
Total System Services	47		1,859
VeriSign	96	[a]	6,097
Visa, Cl. A	594		39,234
Western Union	346		7,017
			206,271
Technology Hardware & Equipment—7.0%
Amphenol, Cl. A	115		6,368
Apple	2,046		256,057
Cisco Systems	969		27,936
Corning	990		20,721
EMC	732		19,698
F5 Networks	40	[a]	4,881
FLIR Systems	30		927
Harris	78		6,259
Hewlett-Packard	853		28,123
Juniper Networks	185		4,890
NetApp	51		1,849
Seagate Technology	192		11,274
TE Connectivity	92		6,123
			395,106
Telecommunication Services—1.3%
CenturyLink	459		16,506
Level 3 Communications	76	[a]	4,251
Verizon Communications	1,043		52,609
			73,366
Transportation—2.5%
American Airlines Group	516		24,915
C.H. Robinson Worldwide	94		6,053

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation (continued)
CSX	210	7,579
Expeditors International of Washington	117	5,362
FedEx	81	13,735
Kansas City Southern	14	1,435
Ryder System	16	1,526
Southwest Airlines	423	17,157
Union Pacific	211	22,415
United Parcel Service, Cl. B	395	39,709
		139,886
Utilities—2.7%
AES	774	10,255
AGL Resources	100	5,027
Ameren	51	2,088
CenterPoint Energy	157	3,292
CMS Energy	44	1,493
DTE Energy	133	10,591
Edison International	135	8,227
Entergy	150	11,577
Eversource Energy	149	7,265
Exelon	362	12,315
NextEra Energy	173	17,461
NiSource	50	2,171
Pepco Holdings	56	1,455
PG&E	207	10,954
PPL	282	9,596
Public Service Enterprise Group	339	14,082
SCANA	72	3,815
Sempra Energy	28	2,973
Wisconsin Energy	125	6,140
Xcel Energy	276	9,359
		150,136
Total Common Stocks
(cost $5,381,041)		5,613,350

18

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $43,375)	43,375 [c]	43,375
Total Investments (cost $5,424,416)	100.6%	5,656,725
Liabilities, Less Cash and Receivables	(.6%)	(35,718)
Net Assets	100.0%	5,621,007

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Energy	12.2	Transportation	2.5
Pharmaceuticals, Biotech		Diversified Financials	2.4
& Life Sciences	10.6	Automobiles & Components	2.1
Capital Goods	9.4	Semiconductors &
Health Care Equipment & Services	7.5	Semiconductor Equipment	1.7
Technology Hardware & Equipment	7.0	Banks	1.5
Food & Staples Retailing	6.1	Consumer Services	1.4
Retailing	5.9	Telecommunication Services	1.3
Media	5.0	Real Estate	1.2
Food, Beverage & Tobacco	4.9	Household & Personal Products	1.0
Materials	4.4	Consumer Durables & Apparel	.9
Software & Services	3.7	Commercial & Professional Services	.8
Insurance	3.6	Money Market Investment	.8
Utilities	2.7		100.6

† Based on net assets.
See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			5,381,041	5,613,350
Affiliated issuers			43,375	43,375
Dividends receivable				4,150
Prepaid expenses				43,048
Due from The Dreyfus Corporation and affiliates—Note 3(c)				2,460
				5,706,383
Liabilities ($):
Accrued expenses				85,376
Net Assets ($)				5,621,007
Composition of Net Assets ($):
Paid-in capital				5,315,906
Accumulated Investment income—net				24,771
Accumulated net realized gain (loss) on investments				48,021
Accumulated net unrealized appreciation (depreciation) on investments				232,309
Net Assets ($)				5,621,007

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	420,367	107,670	4,986,866	106,104
Shares Outstanding	31,726	8,145	376,000	8,000
Net Asset Value Per Share ($)	13.25	13.22	13.26	13.26

See notes to financial statements.

20

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $4 foreign taxes withheld at source):
Unaffiliated issuers	57,471
Affiliated issuers	9
Interest	180
Total Income	57,660
Expenses:
Management fee—Note 3(a)	9,430
Registration fees	37,865
Prospectus and shareholders’ reports	18,633
Custodian fees—Note 3(c)	14,718
Professional fees	13,831
Shareholder servicing costs—Note 3(c)	901
Trustees’ fees and expenses—Note 3(d)	707
Distribution fees—Note 3(b)	399
Loan commitment fees—Note 2	35
Miscellaneous	12,806
Total Expenses	109,325
Less—reduction in expenses due to undertaking—Note 3(a)	(94,962)
Net Expenses	14,363
Investment income—Net	43,297
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	47,938
Net unrealized appreciation (depreciation) on investments	126,905
Net Realized and Unrealized Gain (Loss) on Investments	174,843
Net Increase in Net Assets Resulting from Operations	218,140

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Operations ($):
Investment income—net	43,297	4,474
Net realized gain (loss) on investments	47,938	—
Net unrealized appreciation (depreciation)
on investments	126,905	105,404
Net Increase (Decrease) in Net Assets
Resulting from Operations	218,140	109,878
Dividends to Shareholders from ($):
Investment income—net:
Class A	(646)	—
Class C	(169)	—
Class I	(22,222)	—
Class Y	(473)	—
Total Dividends	(23,510)	—
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	297,586	117,000
Class C	—	101,750
Class I	—	4,700,000
Class Y	—	100,000
Dividends reinvested:
Class A	234	—
Class C	—	—
Cost of shares redeemed:
Class A	(71)	—
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	297,749	5,018,750
Total Increase (Decrease) in Net Assets	492,379	5,128,628
Net Assets ($):
Beginning of Period	5,128,628	—
End of Period	5,621,007	5,128,628
Accumulated undistributed investment income—net	24,771	4,984

22

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014[a]
Capital Share Transactions:
Class A
Shares sold	22,336	9,378
Shares issued for dividends reinvested	17	—
shares redeemed	(5)	—
Net Increase (Decrease) in Shares Outstanding	22,348	9,378
Class C
Shares sold	—	8,145
Class I
Shares sold	—	376,000
Class Y
Shares sold	—	8,000
a From September 15, 2014 (commencement of operations) to October 31, 2014.
See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2015	Year Ended
Class A Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.77	12.50
Investment Operations:
Investment income—net[b]	.08	.01
Net realized and unrealized gain (loss) on investments	.45	.26
Total from Investment Operations	.53	.27
Distributions:
Dividends from investment income—net	(.05)	—
Net asset value, end of period	13.25	12.77
Total Return (%)[c,d]	4.17	2.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	4.64	10.62
Ratio of net expenses to average net assets [e]	.75	.75
Ratio of net investment income to average net assets [e]	1.24	.49
Portfolio Turnover Rate[d]	35.48	—
Net Assets, end of period ($ x 1,000)	420	120

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

24

	Six Months Ended
	April 30, 2015	Year Ended
Class C Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment income (loss)—net [b]	.04	(.00)[c]
Net realized and unrealized gain (loss) on investments	.44	.26
Total from Investment Operations	.48	.26
Distributions:
Dividends from investment income—net	(.02)	—
Net asset value, end of period	13.22	12.76
Total Return (%)[d,e]	3.77	2.08
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [f]	5.24	11.45
Ratio of net expenses to average net assets [f]	1.50	1.50
Ratio of net investment income (loss) to average net assets [f]	.65	(.27)
Portfolio Turnover Rate[e]	35.48	—
Net Assets, end of period ($ x 1,000)	108	104

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Exclusive of sales charge.
e	Not annualized.
f	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
Class I Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.77	12.50
Investment Operations:
Investment income—net [b]	.11	.01
Net realized and unrealized gain (loss) on investments	.44	.26
Total from Investment Operations	.55	.27
Distributions:
Dividends from investment income—net	(.06)	—
Net asset value, end of period	13.26	12.77
Total Return (%)[c]	4.30	2.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	4.00	10.46
Ratio of net expenses to average net assets [d]	.50	.50
Ratio of net investment income to average net assets [d]	1.65	.73
Portfolio Turnover Rate[c]	35.48	—
Net Assets, end of period ($ x 1,000)	4,987	4,803

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

	Six Months Ended
	April 30, 2015	Year Ended
Class Y Shares	(Unaudited)	October 31, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.77	12.50
Investment Operations:
Investment income—net [b]	.11	.01
Net realized and unrealized gain (loss) on investments	.44	.26
Total from Investment Operations	.55	.27
Distributions:
Dividends from investment income—net	(.06)	—
Net asset value, end of period	13.26	12.77
Total Return (%)[c]	4.30	2.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	4.04	10.47
Ratio of net expenses to average net assets [d]	.50	.50
Ratio of net investment income to average net assets [d]	1.65	.73
Portfolio Turnover Rate[c]	35.48	—
Net Assets, end of period ($ x 1,000)	106	102

a	From September 15, 2014 (commencement of operations) to October 31, 2014.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta U.S. Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and ClassY shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2015, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C, and all of the outstanding Class I and Class Y shares of the fund.

28

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

30

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	5,595,121	—	—	5,595,121
Equity Securities—
Foreign
Common Stocks†	18,229	—	—	18,229
Mutual Funds	43,375	—	—	43,375

† See Statement of Investments for additional detailed categorizations.

At April 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2014 ($)	Purchases ($)	Sales ($)	4/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	68,000	258,375	283,000	43,375.8

32

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2014 through March 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $94,962 during the period ended April 30, 2015.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder

34

approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $399 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $325 and $133, respectively, pursuant to the Shareholder Services Plan.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $424 for transfer agency services and $7 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $14,718 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,632, Distribution Plan fees $67, Shareholder Services Plan fees $110, custodian fees $10,000, Chief Compliance Officer fees $3,682 and transfer agency fees $92, which are offset against an expense reimbursement currently in effect in the amount of $18,043.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

36

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $2,268,637 and $1,909,801, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $232,309, consisting of $333,787 gross unrealized appreciation and $101,478 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 37

NOTES

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)